Consolidated Quarterly Holdings Report
for
Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2024
SAA-NPRT1-1024
1.9905803.102
Nonconvertible Bonds - 1.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 2.95% 3/15/25		1,000,000	988,088
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
American Honda Finance Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.780% 6.1326% 4/23/25 (b)(c)		1,000,000	1,002,728
General Motors Financial Co., Inc. 2.9% 2/26/25		1,000,000	988,232
Hyundai Capital America U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.4943% 8/4/25 (b)(c)(d)		300,000	301,383
			2,292,343
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 2.9% 5/15/25		400,000	393,521
FINANCIALS - 1.0%
Banks - 0.5%
Bank of America Corp.:
2.456% 10/22/25 (b)		600,000	597,428
3.093% 10/1/25 (b)		500,000	499,015
Bank of Queensland Ltd. Australian Bank Bill 3 Months Rate + 0.870% 5.2414% 12/18/24 (Reg. S) (b)(c)	AUD	1,600,000	1,084,086
Barclays PLC 3.65% 3/16/25		915,000	906,778
BNP Paribas SA 3.375% 1/9/25 (d)		1,000,000	992,583
Credit Agricole SA 3.25% 10/4/24 (d)		1,000,000	998,294
DBS Group Holdings Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9744% 9/12/25 (b)(c)(d)		800,000	802,012
HSBC Holdings PLC 2.633% 11/7/25 (b)		500,000	497,384
ING Groep NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 7.0022% 3/28/26 (b)(c)		500,000	503,065
Mitsubishi UFJ Financial Group, Inc. 5.541% 4/17/26 (b)		400,000	400,745
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.8126% 3/22/25 (Reg. S) (b)(c)		500,000	503,179
3.479% 3/22/25 (d)		500,000	495,153
Standard Chartered PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2637% 11/23/25 (Reg. S) (b)(c)		1,200,000	1,198,722
Sumitomo Mitsui Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6563% 7/13/26 (b)(c)		500,000	506,670
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.7858% 1/13/26 (b)(c)		500,000	506,610
Swedbank AB 5.337% 9/20/27 (Reg. S)		1,000,000	1,020,759
Wells Fargo & Co. 2.406% 10/30/25 (b)		1,000,000	994,750
			12,507,233
Capital Markets - 0.3%
CPPIB Capital, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.6148% 3/11/26 (b)(c)		3,000,000	3,039,312
GA Global Funding Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8641% 9/13/24 (b)(c)(d)		800,000	800,047
Morgan Stanley 2.188% 4/28/26 (b)		1,200,000	1,176,485
Nomura Holdings, Inc. 2.648% 1/16/25		500,000	495,021
PSP Capital, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.240% 5.6072% 3/3/25 (b)(c)(d)		1,500,000	1,500,360
			7,011,225
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 1/15/25		1,100,000	1,092,142
Ford Motor Credit Co. LLC 4.687% 6/9/25		1,000,000	995,039
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.1098% 8/7/26 (b)(c)		600,000	603,032
			2,690,213
Insurance - 0.1%
Jackson National Life Global Funding 1.75% 1/12/25 (d)		1,000,000	986,913
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.580% 5.9362% 1/16/26 (b)(c)(d)		1,000,000	1,003,728
			1,990,641
TOTAL FINANCIALS			24,199,312
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc. 5.25% 3/2/25		700,000	700,212
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.7903% 11/29/24 (b)(c)		200,000	200,011
1.322% 11/29/24		1,000,000	990,201
			1,190,212
Health Care Providers & Services - 0.1%
HCA Holdings, Inc.:
5.25% 4/15/25		300,000	299,835
5.375% 2/1/25		800,000	798,910
			1,098,745
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 0.85% 9/15/24		500,000	499,091
Pharmaceuticals - 0.0%
Haleon UK Capital PLC 3.125% 3/24/25		500,000	494,474
TOTAL HEALTH CARE			3,982,734
INDUSTRIALS - 0.2%
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25		1,000,000	985,302
Machinery - 0.1%
Daimler Trucks Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.1141% 12/13/24 (b)(c)(d)		1,000,000	1,001,756
Westinghouse Air Brake Tech Co. 3.2% 6/15/25		1,200,000	1,180,502
			2,182,258
Passenger Airlines - 0.1%
Southwest Airlines Co. 5.25% 5/4/25		1,000,000	1,000,124
TOTAL INDUSTRIALS			4,167,684
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Arrow Electronics, Inc. 3.25% 9/8/24		500,000	499,748
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Berry Global, Inc. 1.57% 1/15/26		1,000,000	956,126
UTILITIES - 0.2%
Electric Utilities - 0.1%
ENEL Finance International NV 2.65% 9/10/24 (d)		969,000	968,394
Georgia Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.750% 6.0901% 5/8/25 (b)(c)		1,223,000	1,225,848
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/25		50,000	50,215
			2,244,457
Multi-Utilities - 0.1%
DTE Energy Co. 4.22% 11/1/24		1,300,000	1,297,064
TOTAL UTILITIES			3,541,521
TOTAL NONCONVERTIBLE BONDS (Cost $40,871,046)			41,021,077

U.S. Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.0%
Freddie Mac 5.375% 4/24/25	1,000,000	999,910
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 5.14% to 5.3% 9/5/24 to 10/31/24 (e)	10,994,000	10,928,025
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,923,773)		11,927,935

U.S. Government Agency - Mortgage Securities - 1.9%
	Principal Amount (a)	Value ($)
Ginnie Mae - 0.7%
6% 10/1/54 (f)	3,500,000	3,549,253
6% 10/1/54 (f)	11,500,000	11,661,831
TOTAL GINNIE MAE		15,211,084
Uniform Mortgage Backed Securities - 1.2%
5% 9/1/39 (f)	1,100,000	1,107,691
5% 9/1/39 (f)	1,300,000	1,309,090
5% 10/1/39 (f)	2,100,000	2,115,504
6% 9/1/54 (f)	4,100,000	4,175,433
6% 9/1/54 (f)	1,600,000	1,629,437
6% 9/1/54 (f)	200,000	203,680
6% 10/1/54 (f)	1,600,000	1,629,375
6.5% 9/1/54 (f)	4,600,000	4,736,383
6.5% 9/1/54 (f)	4,100,000	4,221,558
6.5% 9/1/54 (f)	3,100,000	3,191,910
6.5% 10/1/54 (f)	4,100,000	4,219,316
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		28,539,377
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $43,671,533)		43,750,461

Asset-Backed Securities - 0.7%
		Principal Amount (a)	Value ($)
Allegro Clo Xi Ltd. Series 2024-2A Class A1AR, CME Term SOFR 3 Month Index + 1.250% 6.5295% 1/19/33 (b)(c)(d)		1,000,000	1,000,441
Anchorage Capital Clo 2018-10 Series 2024-10A Class A1AR, CME Term SOFR 3 Month Index + 1.100% 6.4014% 10/15/31 (b)(c)(d)		400,000	400,030
Apex Credit Clo 2018-Ii Ltd. Series 2024-2A Class A1RR, CME Term SOFR 3 Month Index + 1.240% 6.522% 10/20/31 (b)(c)(d)		473,468	473,663
Carlyle Global Market Strategi Series 2024-4A Class A1RR, CME Term SOFR 3 Month Index + 1.220% 6.502% 7/20/32 (b)(c)(d)		400,000	400,695
Carmax Series 2023-3 Class A2A, 5.72% 11/16/26		172,404	172,609
Carval Clo I Ltd. / Carval Clo Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.5161% 7/16/31 (b)(c)(d)		995,395	996,391
Citibank Credit Card Issuance Trust:
Series 2017-A6 Class A6, CME Term SOFR 1 Month Index + 0.880% 6.2223% 5/14/29 (b)(c)		900,000	909,924
Series 2023-A1 Class A1, 5.23% 12/8/27		500,000	503,504
Citizens Auto Receivables Trus Series 2023-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.0835% 10/15/26 (b)(c)(d)		360,713	361,234
Cumulus Static CLO Series 2024-1A Class A, 3 month EURIBOR EURO INTER + 1.200% 4.742% 11/15/33 (b)(c)(d)	EUR	297,766	329,803
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (d)		193,204	193,368
Evergreen Credit Card Trust Series 2021-1 Class A, 0.9% 10/15/26 (d)		800,000	793,827
Fifth Third Auto Trust Series 2023-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8835% 11/16/26 (b)(c)		108,882	108,913
Ford Credit Auto Lease Trust Series 2023-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.9435% 2/15/26 (b)(c)		555,392	555,717
GM Financial Automobile Leasing Trust Series 2023-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.1732% 10/20/25 (b)(c)		7,197	7,204
Hyundai Auto Lease Securitizat Series 2023-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.1035% 9/15/25 (b)(c)(d)		58,419	58,456
Lcm 31 Ltd. Series 2024-31A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.562% 7/20/34 (b)(c)(d)		300,000	300,555
Master Credit Card Trust Ii Series 2023-2A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.2035% 1/21/27 (b)(c)(d)		1,200,000	1,203,695
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 Month Index + 1.190% 6.5361% 10/16/36 (b)(c)(d)		491,515	488,503
Mountain View Clo Xvi Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.460% 6.7614% 4/15/34 (b)(c)(d)		1,000,000	999,053
Ozlm Xvii Ltd. Series 2024-17A Class A1RR, CME Term SOFR 3 Month Index + 1.150% 6.432% 7/20/30 (b)(c)(d)		787,035	787,105
Rad Clo 4 Ltd. Series 2024-4A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.5146% 4/25/32 (b)(c)(d)		845,889	846,821
Sccu Auto Receivables Trust 20 Series 2024-1A Class A2, 5.45% 12/15/27 (d)		500,000	501,573
Sound Point Clo Xxviii Ltd. Series 2024-3A Class A1R, CME Term SOFR 3 Month Index + 1.280% 6.5646% 1/25/32 (b)(c)(d)		1,000,000	1,000,281
Toyota Auto Receivables Owner Trust Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7535% 8/17/26 (b)(c)		460,168	460,376
Tralee Clo Vi Ltd. Series 2024-6A Class A1RR, CME Term SOFR 3 Month Index + 1.220% 6.5046% 10/25/32 (b)(c)(d)		400,000	399,905
Trillium Credit Card Trust Ii Series 2023-3A Class A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.1911% 8/26/28 (b)(c)(d)		1,200,000	1,204,446
Verdelite Static Clo 2024-1 Lt Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.130% 6.4239% 7/20/32 (b)(c)(d)		500,000	500,771
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8708% 12/21/26 (b)(c)		503,757	504,068
WOART Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7835% 7/15/26 (b)(c)		164,482	164,496
World Omni Auto Receivables Trust Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7635% 12/15/26 (b)(c)		342,216	342,214
World Omni Automobile Lease Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1135% 11/17/25 (b)(c)		62,241	62,304
TOTAL ASSET-BACKED SECURITIES (Cost $16,977,899)			17,031,945

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Fannie Mae Remic floater Series 2024-54 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3188% 8/25/54 (b)(c)	392,950	393,068
Government National Mortgage floater:
Series 2023-H20 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.4532% 5/20/73 (b)(c)	182,395	183,660
Series 2024-H12 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 6.2532% 7/20/74 (b)(c)	401,709	401,706
TOTAL PRIVATE SPONSOR		978,434
U.S. Government Agency - 0.1%
Fannie Mae floater Series 2024-10 Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 6.2358% 12/25/50 (b)(c)	82,870	82,829
Freddie Mac floater:
Series 2024-5383 Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3247% 8/15/48 (b)(c)	77,014	77,187
Series 2024-5442 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3188% 8/25/54 (b)(c)	398,515	398,513
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2017-H05 Class FC, CME Term SOFR 1 Month Index + 0.860% 6.1964% 2/20/67 (b)(c)	1,163,694	1,164,321
TOTAL U.S. GOVERNMENT AGENCY		1,722,850
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,693,668)		2,701,284

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
Brazil Letras Do Tesouro Nacio, yield at date of purchase 10.4265% to 10.5114% 4/1/25 (Cost $852,628)	BRL	4,900,000	816,558

Certificates of Deposit - 0.1%
	Principal Amount (a)	Value ($)
Bank of Tokyo-Mitsubishi Ufj Australian Bank Bill 3 Months Rate + 0.870% 5.2342% 2/17/26 (b)(c)	500,000	339,867
Mizuho Bank Ltd. Australian Bank Bill 3 Months Rate + 0.540% 4.9193% 2/21/25 (b)(c)	1,500,000	1,015,925
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,328,272)		1,355,792

Alternative Funds - 84.8%
	Shares	Value ($)
Alternative Funds - 84.8%
Absolute Convertible Arbitrage Fund Investor Shares	14,037,697	158,345,218
American Beacon AHL Managed Futures Strategy Fund A Class	6,723,856	65,961,030
BlackRock Global Equity Market Neutral Fund Investor A Shares	9,720,496	130,935,083
BlackRock Systematic Multi-Strategy Fund Investor A Shares	21,915,345	232,083,503
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	20,558,611	216,482,178
Federated Hermes MDT Market Neutral Fund A Shares	4,032,152	77,578,600
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (g)	12,488,095	121,758,929
Fidelity SAI Alternative Risk Premia Strategy Fund (g)	3,969,402	37,352,077
Fidelity SAI Convertible Arbitrage Fund (g)	22,511,902	239,976,884
First Trust Merger Arbitrage Fund Class I	16,289,752	180,001,763
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	52,106,367
JHancock Diversified Macro Fund Class A	14,580,022	130,637,002
Stone Ridge Diversified Alternatives Fund Class I	13,760,342	151,226,156
The Merger Fund Class A	10,734,753	188,180,223

TOTAL ALTERNATIVE FUNDS (Cost $1,930,978,730)		1,982,625,013

Money Market Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	3,759,927	3,760,679
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (g)(i)	166,021,806	166,021,806
State Street Institutional U.S. Government Money Market Fund Investor Class 5.16%	631,701	631,701
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (i)	68,561,890	68,561,890
TOTAL MONEY MARKET FUNDS (Cost $238,976,076)		238,976,076

Repurchase Agreements - 1.8%
	Maturity Amount ($)	Value ($)
With Standard Chartered Bank PLC at 5.41%, dated:
8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Bills valued at $21,312,804, 2.38%, 10/15/28)	21,312,804	21,300,000
9/3/24 due 9/4/24 (j)	21,103,171	21,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,400,000)		42,400,000

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	47	26,547,480	5,300	09/20/24	39,245
S&P 500 Index	Chicago Board Options Exchange	85	48,011,400	3,900	06/20/25	255,425
S&P 500 Index	Chicago Board Options Exchange	47	26,547,480	5,360	10/18/24	146,405
S&P 500 Index	Chicago Board Options Exchange	65	36,714,600	4,000	07/18/25	238,225
S&P 500 Index	Chicago Board Options Exchange	59	33,325,560	5,020	11/15/24	153,400
S&P 500 Index	Chicago Board Options Exchange	130	73,429,200	3,500	08/15/25	324,350

						1,157,050
TOTAL PURCHASED OPTIONS (Cost $2,171,586)						1,157,050

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $2,332,845,211)	2,383,763,191
NET OTHER ASSETS (LIABILITIES) - (1.9)% (k)(l)	(44,371,743)
NET ASSETS - 100.0%	2,339,391,448

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
6.5% 10/1/54	(4,900,000)	(5,042,597)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,042,980)		(5,042,597)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
CME Three-Month SOFR Index Contracts (United States)	178	Mar 2026	43,087,125	87,460	87,460
CME Three-Month SOFR Index Contracts (United States)	108	Mar 2025	25,851,150	(41,413)	(41,413)
CME Three-Month SOFR Index Contracts (United States)	60	Jun 2026	14,532,000	(1,260)	(1,260)
CME Three-Month SOFR Index Contracts (United States)	87	Dec 2025	21,037,688	(6,246)	(6,246)
CME Three-Month SOFR Index Contracts (United States)	107	Sep 2025	25,827,125	(8,041)	(8,041)
CME Three-Month SOFR Index Contracts (United States)	54	Sep 2026	13,082,175	(432)	(432)
CME Three-Month SOFR Index Contracts (United States)	75	Jun 2025	18,045,938	(10,991)	(10,991)
CME Three-Month SOFR Index Contracts (United States)	41	Dec 2026	9,932,763	(1,503)	(1,503)
Eurex Euro-Bobl Contracts (Germany)	128	Sep 2024	16,649,270	75,641	75,641
Eurex Euro-BTP Contracts (Germany)	21	Dec 2024	2,758,216	(4,066)	(4,066)
Eurex Euro-BTP Contracts (Germany)	122	Sep 2024	16,030,666	195,315	195,315
Eurex Euro-BTP Contracts (Germany)	131	Sep 2024	15,369,857	71,374	71,374
Eurex Euro-Bund Contracts (Germany)	289	Sep 2024	42,778,969	586,728	586,728
Eurex Euro-Oat Contracts (Germany)	4	Dec 2024	557,652	40	40
Eurex Euro-Oat Contracts (Germany)	52	Sep 2024	7,246,605	91,941	91,941
Eurex Euro-Schatz Contracts (Germany)	24	Dec 2024	2,829,382	(1,605)	(1,605)
Eurex Euro-Schatz Contracts (Germany)	73	Sep 2024	8,572,145	39,882	39,882
ICE Three Month SONIA Index Contracts (United States)	62	Mar 2026	19,608,061	(3,715)	(3,715)
ICE Three-Month EURIBOR Index Contracts (United States)	54	Mar 2025	14,532,666	55,171	55,171
ICE Three-Month EURIBOR Index Contracts (United States)	54	Jun 2025	14,569,973	63,395	63,395
ICE Three-Month EURIBOR Index Contracts (United States)	46	Sep 2025	12,427,349	51,065	51,065
ICE Three-Month EURIBOR Index Contracts (United States)	71	Dec 2024	19,026,338	41,618	41,618
ICE Three-Month EURIBOR Index Contracts (United States)	156	Dec 2025	42,172,945	105,820	105,820
ICE Three-Month EURIBOR Index Contracts (United States)	22	Mar 2026	5,948,683	20,215	20,215
ICE Three-Month EURIBOR Index Contracts (United States)	17	Jun 2026	4,596,709	13,562	13,562
ICE Three-Month EURIBOR Index Contracts (United States)	8	Sep 2026	2,162,826	5,594	5,594
OSE 10 Year Japanese Bond Contracts (Japan)	4	Sep 2024	3,959,778	53,795	53,795
SFE 90 Day Bill Contract (Australia)	13	Jun 2025	8,720,991	273,392	273,392
SFE 90 Day Bill Contract (Australia)	29	Dec 2024	19,428,404	639,680	639,680
SFE 90 Day Bill Contract (Australia)	6	Dec 2025	4,027,238	120,083	120,083
SFE 90 Day Bill Contract (Australia)	10	Sep 2025	6,710,587	205,019	205,019
SFE 90 Day Bill Contract (Australia)	20	Mar 2025	13,409,045	433,018	433,018
TME 10 Year Canadian Note Contracts (Canada)	62	Dec 2024	5,661,500	(44,686)	(44,686)
TME Three-Month CORRA Contracts (Canada)	1	Mar 2026	180,193	(139)	(139)
TME Three-Month CORRA Contracts (Canada)	1	Sep 2025	179,739	1,074	1,074
TME Three-Month CORRA Contracts (Canada)	1	Mar 2025	178,700	876	876
TME Three-Month CORRA Contracts (Canada)	1	Dec 2025	179,999	(157)	(157)
TME Three-Month CORRA Contracts (Canada)	1	Jun 2025	179,331	1,065	1,065

TOTAL BOND INDEX CONTRACTS					3,108,569

Commodity Futures Contracts
CBOT Soybean Contracts (United States)	1	May 2025	52,263	723	723
CBOT Soybean Contracts (United States)	2	Jan 2025	101,700	70	70
CBOT Soybean Contracts (United States)	24	Nov 2024	1,200,000	(6,545)	(6,545)
CBOT Soybean Contracts (United States)	1	Mar 2025	51,588	(502)	(502)
CME Lean Hogs Contracts (United States)	20	Dec 2024	582,200	8,706	8,706
CME Live Cattle Contracts (United States)	3	Dec 2024	213,060	(2,513)	(2,513)
COMEX Copper Contracts (United States)	2	Mar 2025	212,875	1,935	1,935
COMEX Copper Contracts (United States)	42	Dec 2024	4,422,075	(29,132)	(29,132)
COMEX Gold 100 oz. Contracts (United States)	40	Dec 2024	10,110,400	27,542	27,542
COMEX Silver Contracts (United States)	3	Dec 2024	437,145	(20,178)	(20,178)
EEX Phelix-DE Base Contracts (Germany)	1	Sep 2024	237,712	(13,853)	(13,853)
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	10	Sep 2024	327,952	13,819	13,819
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	25	Nov 2024	865,409	(20,311)	(20,311)
ICE Rotterdam Coal Contracts (United Kingdom)	2	Feb 2025	250,900	(2,720)	(2,720)
ICE Rotterdam Coal Contracts (United Kingdom)	2	Jan 2025	250,000	(3,620)	(3,620)
ICE Brent Crude Contracts (United Kingdom)	78	Sep 2024	6,000,540	(101,563)	(101,563)
ICE Brent Crude Contracts (United Kingdom)	14	Oct 2024	1,067,360	(15,026)	(15,026)
ICE Brent Crude Contracts (United Kingdom)	2	Nov 2024	143,780	(4,572)	(4,572)
ICE Brent Crude Contracts (United Kingdom)	4	Nov 2024	302,880	(7,754)	(7,754)
ICE Canola Contracts (United States)	1	May 2025	9,382	(665)	(665)
ICE Canola Contracts (United States)	1	Mar 2025	9,332	(615)	(615)
ICE Canola Contracts (United States)	45	Nov 2024	410,515	(26,978)	(26,978)
ICE Canola Contracts (United States)	7	Jan 2025	64,803	(1,728)	(1,728)
ICE Cocoa Contracts (United Kingdom)	5	Dec 2024	350,126	(3,488)	(3,488)
ICE Cocoa Contracts (United States)	6	Dec 2024	460,260	56,812	56,812
ICE Coffee 'C' Contracts (United States)	33	Dec 2024	3,020,119	175,655	175,655
ICE Coffee 'C' Contracts (United States)	1	Mar 2025	90,788	4,497	4,497
ICE Cotton No. 2 Contracts (United States)	2	Mar 2025	71,650	225	225
ICE Cotton No. 2 Contracts (United States)	14	Dec 2024	489,930	4,762	4,762
ICE ENDEX ECX Emissions Contracts (Netherlands)	15	Dec 2024	1,165,644	(49,142)	(49,142)
ICE FCOJ-A Contracts (United States)	2	Nov 2024	138,090	8,455	8,455
ICE FCOJ-A Contracts (United States)	1	Jan 2025	67,560	1,640	1,640
ICE Low Sulphur Gasoil Contracts (United States)	6	Dec 2024	417,900	(17,082)	(17,082)
ICE Low Sulphur Gasoil Contracts (United States)	8	Nov 2024	559,400	(20,783)	(20,783)
ICE Low Sulphur Gasoil Contracts (United States)	27	Oct 2024	1,892,025	(76,279)	(76,279)
ICE Low Sulphur Gasoil Contracts (United States)	10	Sep 2024	696,500	(20,910)	(20,910)
ICE Natural Gas Contracts (United Kingdom)	20	Sep 2024	782,898	(33,283)	(33,283)
ICE Robusta Coffee 10-T Contracts (United Kingdom)	43	Nov 2024	2,127,640	292,500	292,500
ICE Robusta Coffee 10-T Contracts (United Kingdom)	4	Jan 2025	189,160	20,007	20,007
ICE Robusta Coffee 10-T Contracts (United Kingdom)	1	Mar 2025	45,300	1,139	1,139
ICE WTI Crude Oil Contracts (United Kingdom)	3	Oct 2024	217,950	(5,693)	(5,693)
ICE WTI Crude Oil Contracts (United Kingdom)	5	Sep 2024	367,750	(11,846)	(11,846)
LME Aluminum Contracts (United Kingdom)	82	Nov 2024	5,012,763	(6,849)	(6,849)
LME Aluminum Contracts (United Kingdom)	38	Oct 2024	2,282,195	(119,030)	(119,030)
LME Lead Contracts (United Kingdom)	49	Oct 2024	2,509,033	(3,975)	(3,975)
LME Nickel Contracts (United Kingdom)	41	Nov 2024	4,119,710	87,830	87,830
LME Nickel Contracts (United Kingdom)	56	Sep 2024	5,574,153	(381,844)	(381,844)
LME Zinc Contracts (United Kingdom)	31	Nov 2024	2,242,594	2,713	2,713
LME Zinc Contracts (United Kingdom)	24	Oct 2024	1,701,288	13,842	13,842
NYMEX Gasoline RBOB Contracts (United States)	1	Dec 2024	84,328	(3,194)	(3,194)
NYMEX Gasoline RBOB Contracts (United States)	1	Jan 2025	84,458	(497)	(497)
NYMEX Gasoline RBOB Contracts (United States)	3	Nov 2024	254,722	(5,348)	(5,348)
NYMEX Gasoline RBOB Contracts (United States)	4	Oct 2024	345,173	(2,574)	(2,574)
NYMEX Gasoline RBOB Contracts (United States)	7	Sep 2024	615,401	(28,161)	(28,161)
NYMEX Natural Gas Contracts (United States)	93	Sep 2024	1,978,110	(117,880)	(117,880)
NYMEX Natural Gas Contracts (United States)	15	Oct 2024	374,700	(10,026)	(10,026)
NYMEX Natural Gas Contracts (United States)	3	Jan 2025	96,060	(3,656)	(3,656)
NYMEX Natural Gas Contracts (United States)	7	Dec 2024	233,030	(7,421)	(7,421)
NYMEX Natural Gas Contracts (United States)	7	Nov 2024	212,590	(7,142)	(7,142)
NYMEX NY Harbor ULSD Contracts (United States)	4	Nov 2024	386,635	(15,244)	(15,244)
NYMEX NY Harbor ULSD Contracts (United States)	19	Sep 2024	1,818,083	(70,619)	(70,619)
NYMEX NY Harbor USLD Contracts (United States)	6	Oct 2024	578,012	(32,821)	(32,821)
NYMEX Palladium Contracts (United States)	35	Oct 2024	1,631,350	(83,387)	(83,387)
NYMEX Palladium Contracts (United States)	9	Dec 2024	866,520	22,943	22,943
NYMEX Platinum Contracts (United States)	5	Jan 2025	235,650	(7,195)	(7,195)
NYMEX WTI Crude Oil Contracts (United States)	2	Dec 2024	142,720	326	326
NYMEX WTI Crude Oil Contracts (United States)	9	Nov 2024	647,010	(22,195)	(22,195)
NYMEX WTI Crude Oil Contracts (United States)	12	Oct 2024	871,800	(22,552)	(22,552)
NYMEX WTI Crude Oil Contracts (United States)	50	Sep 2024	3,677,500	(121,588)	(121,588)

TOTAL COMMODITY FUTURES CONTRACTS					(823,838)

Currency Futures Contracts
CME British Pound Contracts	1	Sep 2024	82,031	1,342	1,342
CME Euro/Czech Koruna Cross Contracts	8	Sep 2024	1,412,365	17,605	17,605
CME Euro/Hungarian Forint Cross Contracts	25	Sep 2024	2,108,108	8,066	8,066
CME Euro/Norwegian Krone Cross Contracts	52	Sep 2024	7,195,221	(38,781)	(38,781)
CME Euro/Polish Zloty Cross Contracts	24	Sep 2024	3,094,678	5,864	5,864
CME Euro/Swedish Krona Cross Contract	3	Sep 2024	414,599	(6,204)	(6,204)
CME Japanese Yen Contracts	71	Sep 2024	6,088,250	377,100	377,100
CME Mexican Peso Contracts	676	Sep 2024	17,129,840	(1,227,580)	(1,227,580)

TOTAL CURRENCY FUTURES CONTRACTS					(862,588)

Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	12	Sep 2024	1,634,390	16,535	16,535
CBOE VIX Index Contracts (United States)	26	Oct 2024	452,455	(36,990)	(36,990)
CBOE VIX Index Contracts (United States)	7	Nov 2024	120,219	(12,641)	(12,641)
CBOE VIX Index Contracts (United States)	57	Sep 2024	878,427	(54,623)	(54,623)
CBOT Dow Jones E-Mini Index Contract (United States)	18	Sep 2024	3,748,770	153,871	153,871
CME E-mini Russell 2000 Index Contracts (United States)	4	Sep 2024	444,620	8,449	8,449
CME E-mini S&P 500 Index Contracts (United States)	127	Sep 2024	35,947,350	648,681	648,681
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	8	Sep 2024	3,139,680	(17,857)	(17,857)
Eurex Dax Index Contracts (Germany)	1	Sep 2024	523,711	10,586	10,586
Eurex Euro Stoxx 50 Index Contracts (Germany)	222	Sep 2024	12,198,774	219,405	219,405
Eurex Euro Stoxx Bank Index Contracts (Germany)	207	Sep 2024	1,640,052	52,554	52,554
Eurex Swiss Market Index Contracts (Germany)	59	Sep 2024	8,639,868	216,395	216,395
HKFE Hang Seng China Enterprises Index Contracts (Hong Kong)	75	Sep 2024	3,036,914	20,971	20,971
HKFE Hang Seng Index Contracts (Hong Kong)	100	Sep 2024	11,509,657	148,934	148,934
ICE FTSE 100 Index Contracts (United Kingdom)	25	Sep 2024	2,753,826	51,248	51,248
ICE MSCI Emerging Markets Index Contracts (United States)	12	Sep 2024	660,000	4,737	4,737
IDEM FTSE MIB Index Contracts (Italy)	13	Sep 2024	2,475,698	69,654	69,654
JPX TOPIX Index Contracts (Japan)	33	Sep 2024	6,129,797	(202,532)	(202,532)
MEFF IBEX 35 Index Contracts (Spain)	13	Sep 2024	1,642,959	87,170	87,170
MSCI Sing IX ETS Index Contracts (Singapore)	166	Sep 2024	4,089,099	20,031	20,031
NSE IFSC Nifty 50 Contract (India)	34	Sep 2024	1,726,656	12,416	12,416
OMX Stockholm 30 Index Contracts (Sweden)	121	Sep 2024	3,063,534	123,004	123,004
OMX Stockholm 30 Index Contracts (Sweden)	2	Mar 2025	250,500	(3,120)	(3,120)
SAF FTSE JSE TOP 40 Index Contracts (South Africa)	29	Sep 2024	1,238,597	7,719	7,719
SGX FTSE China A50 Index Contracts (Singapore)	757	Sep 2024	8,894,750	(10,918)	(10,918)
SGX FTSE Taiwan Index Contracts (Singapore)	56	Sep 2024	4,184,880	15,003	15,003
TME S&P/TSX 60 Index Contracts (Canada)	39	Sep 2024	8,113,991	302,555	302,555

TOTAL EQUITY INDEX CONTRACTS					1,851,237

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	50	Sep 2024	3,945,217	(5,176)	(5,176)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	147	Dec 2024	30,509,391	(34,457)	(34,457)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	68	Dec 2024	7,439,094	(21,246)	(21,246)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	19	Dec 2024	2,231,313	(24,964)	(24,964)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	19	Dec 2024	2,506,813	(33,298)	(33,298)
SFE 3-Year Treasury Bond Contracts (Australia)	175	Sep 2024	12,667,331	48,663	48,663

TOTAL TREASURY CONTRACTS					(70,478)

TOTAL PURCHASED					3,202,902

Sold

Bond Index Contracts
CME Three-Month SOFR Index Contracts (United States)	6	Dec 2025	1,450,875	1,427	1,427
CME Three-Month SOFR Index Contracts (United States)	23	Sep 2025	5,551,625	3,743	3,743
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	20	Sep 2024	2,973,968	(60,038)	(60,038)
ICE Long Gilt Contracts (United Kingdom)	7	Dec 2024	907,359	1,968	1,968
ICE Three Month SONIA Index Contracts (United States)	27	Mar 2025	8,468,076	(14,576)	(14,576)
ICE Three Month SONIA Index Contracts (United States)	22	Dec 2025	6,950,476	(16,955)	(16,955)
ICE Three Month SONIA Index Contracts (United States)	27	Sep 2025	8,517,719	(23,527)	(23,527)
ICE Three Month SONIA Index Contracts (United States)	22	Jun 2025	6,923,389	(16,230)	(16,230)

TOTAL BOND INDEX CONTRACTS					(124,188)

Commodity Futures Contracts
CBOT Corn Contracts (United States)	324	Dec 2024	6,496,200	206,428	206,428
CBOT Corn Contracts (United States)	5	Jul 2025	108,563	2,745	2,745
CBOT Corn Contracts (United States)	5	May 2025	107,063	1,481	1,481
CBOT Corn Contracts (United States)	21	Mar 2025	439,950	5,848	5,848
CBOT HRW Wheat Contracts (United States)	1	Jul 2025	29,488	849	849
CBOT KC HRW Wheat Contracts (United States)	13	Mar 2025	375,538	217	217
CBOT KC HRW Wheat Contracts (United States)	2	May 2025	58,400	1,986	1,986
CBOT KC HRW Wheat Contracts (United States)	178	Dec 2024	5,030,725	119,849	119,849
CBOT Soybean Contracts (United States)	71	Nov 2024	3,550,000	573,747	573,747
CBOT Soybean Meal Contracts (United States)	2	Oct 2024	62,020	1,537	1,537
CBOT Soybean Meal Contracts (United States)	1	Jan 2025	31,390	1,509	1,509
CBOT Soybean Meal Contracts (United States)	1	May 2025	31,800	(132)	(132)
CBOT Soybean Meal Contracts (United States)	1	Mar 2025	31,580	1,049	1,049
CBOT Soybean Meal Contracts (United States)	107	Dec 2024	3,349,100	422,838	422,838
CBOT Soybean Oil Contracts (United States)	132	Dec 2024	3,327,192	(24,021)	(24,021)
CBOT Soybean Oil Contracts (United States)	2	May 2025	50,880	(2,073)	(2,073)
CBOT Soybean Oil Contracts (United States)	3	Mar 2025	75,960	1,616	1,616
CBOT Soybean Oil Contracts (United States)	10	Oct 2024	255,180	5,090	5,090
CBOT Soybean Oil Contracts (United States)	3	Jan 2025	75,708	5,662	5,662
CBOT Wheat Contracts (United States)	100	Dec 2024	2,757,500	35,922	35,922
CBOT Wheat Contracts (United States)	1	May 2025	29,188	1,437	1,437
CBOT Wheat Contracts (United States)	6	Mar 2025	171,675	3,278	3,278
CME Cattle Feeder Contracts (United States)	1	Oct 2024	118,875	9,649	9,649
CME Cattle Feeder Contracts (United States)	1	Sep 2024	120,238	7,974	7,974
CME Lean Hogs Contracts (United States)	20	Dec 2024	582,200	(31,337)	(31,337)
CME Lean Hogs Contracts (United States)	9	Feb 2025	271,350	(10,141)	(10,141)
CME Lean Hogs Contracts (United States)	2	Apr 2025	63,700	(1,515)	(1,515)
CME Lean Hogs Contracts (United States)	35	Oct 2024	1,151,150	(87,343)	(87,343)
CME Live Cattle Contracts (United States)	8	Feb 2025	571,040	32,371	32,371
CME Live Cattle Contracts (United States)	4	Apr 2025	288,280	2,143	2,143
CME Live Cattle Contracts (United States)	38	Oct 2024	2,714,720	118,460	118,460
CME Live Cattle Contracts (United States)	16	Dec 2024	1,136,320	57,352	57,352
COMEX Copper Contracts (United States)	20	Dec 2024	2,105,750	(62,493)	(62,493)
COMEX Silver Contracts (United States)	30	Dec 2024	4,371,450	136,838	136,838
Euronext Mill Wheat Contracts (France)	19	Mar 2025	234,704	3,066	3,066
Euronext Mill Wheat Contracts (France)	1	Sep 2025	12,311	382	382
Euronext Mill Wheat Contracts (France)	5	May 2025	62,939	923	923
Euronext Mill Wheat Contracts (France)	221	Dec 2024	2,644,476	24,953	24,953
Euronext Rapeseed Contracts (France)	1	Jan 2025	26,074	(604)	(604)
Euronext Rapeseed Contracts (France)	2	Oct 2024	51,981	140	140
ICE Brent Crude Contracts (United Kingdom)	9	Nov 2024	681,480	8,476	8,476
ICE Cocoa Contracts (United States)	1	Dec 2024	76,710	(3,333)	(3,333)
ICE Cotton No. 2 Contracts (United States)	85	Dec 2024	2,974,575	211,082	211,082
ICE Low Sulphur Gasoil Contracts (United States)	34	Nov 2024	2,377,450	135,546	135,546
ICE Sugar No. 11 Contracts (United States)	98	Feb 2025	2,157,882	(70,429)	(70,429)
ICE Sugar No. 11 Contracts (United States)	32	Sep 2024	694,579	23,188	23,188
ICE Sugar No. 11 Contracts (United States)	12	Apr 2025	253,478	(8,585)	(8,585)
ICE White Sugar Contracts (United Kingdom)	5	Feb 2025	132,075	(2,642)	(2,642)
ICE White Sugar Contracts (United Kingdom)	17	Nov 2024	453,050	170	170
ICE White Sugar Contracts (United Kingdom)	40	Sep 2024	1,093,600	17,551	17,551
LME Aluminum Contracts (United Kingdom)	38	Oct 2024	2,282,195	61,783	61,783
LME Aluminum Contracts (United Kingdom)	59	Nov 2024	3,606,744	(192,796)	(192,796)
LME Lead Contracts (United Kingdom)	49	Oct 2024	2,509,033	130,822	130,822
LME Lead Contracts (United Kingdom)	45	Nov 2024	2,307,679	10,956	10,956
LME Nickel Contracts (United Kingdom)	56	Sep 2024	5,574,153	219,091	219,091
LME Nickel Contracts (United Kingdom)	31	Nov 2024	3,114,903	(158,973)	(158,973)
LME Zinc Contracts (United Kingdom)	24	Oct 2024	1,701,288	(66,516)	(66,516)
LME Zinc Contracts (United Kingdom)	24	Nov 2024	1,736,202	(39,345)	(39,345)
MGEX Hard Red Spring Wheat Contracts (United States)	36	Dec 2024	1,080,900	9,138	9,138
NYMEX Gasoline RBOB Contracts (United States)	18	Nov 2024	1,528,330	30,840	30,840
NYMEX Natural Gas Contracts (United States)	48	Nov 2024	1,457,760	74,770	74,770
NYMEX NY Harbor ULSD Contracts (United States)	24	Nov 2024	2,319,811	57,686	57,686
NYMEX Palladium Contracts (United States)	24	Oct 2024	1,118,640	1,511	1,511
NYMEX Palladium Contracts (United States)	15	Dec 2024	1,444,200	(49,755)	(49,755)
NYMEX WTI Crude Oil Contracts (United States)	10	Dec 2024	713,600	13,028	13,028
SGX Iron Ore Index Contracts (Singapore)	338	Oct 2024	3,414,814	(172,694)	(172,694)

TOTAL COMMODITY FUTURES CONTRACTS					1,808,250

Currency Futures Contracts
CME Australian Dollar Contracts	489	Sep 2024	33,102,855	(505,520)	(505,520)
CME Canadian Dollar Contracts	552	Sep 2024	40,950,120	(572,581)	(572,581)
CME Euro Contracts	6	Sep 2024	829,463	(1,830)	(1,830)
CME Israeli Shekel Contracts	8	Sep 2024	2,202,000	(20,413)	(20,413)
CME New Zealand Dollar Contracts	89	Sep 2024	5,562,945	(202,478)	(202,478)
CME South African Rand Contracts	214	Sep 2024	5,994,675	(154,226)	(154,226)
CME Swiss Franc Contracts	168	Sep 2024	24,739,050	(867,596)	(867,596)

TOTAL CURRENCY FUTURES CONTRACTS					(2,324,644)

Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	10	Sep 2024	1,361,991	(35,618)	(35,618)
CME E-mini Russell 2000 Index Contracts (United States)	232	Sep 2024	25,787,960	(901,887)	(901,887)
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Sep 2024	2,168,670	(68,434)	(68,434)
Eurex Dax Index Contracts (Germany)	8	Sep 2024	4,189,687	(259,086)	(259,086)
Eurex Euro Stoxx Bank Index Contracts (Germany)	36	Sep 2024	285,226	(28,764)	(28,764)
Euronext CAC 40 10 Index Contracts (France)	8	Sep 2024	676,416	(28,475)	(28,475)
ICE BIST 30 Index Contracts (United States)	306	Oct 2024	1,032,386	(22,343)	(22,343)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	3	Sep 2024	794,377	(93,480)	(93,480)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	34	Sep 2024	900,294	(105,386)	(105,386)
JPX TOPIX Index Contracts (Japan)	3	Sep 2024	557,254	(67,123)	(67,123)
MEFF IBEX 35 Index Contracts (Spain)	40	Sep 2024	5,055,260	(294,640)	(294,640)
SAF FTSE JSE TOP 40 Index Contracts (South Africa)	43	Sep 2024	1,836,540	(57,698)	(57,698)
SGX FTSE China A50 Index Contracts (Singapore)	231	Sep 2024	2,714,250	9,074	9,074
SGX Nikkei 225 Index Contracts (Singapore)	6	Sep 2024	793,967	(84,061)	(84,061)
WSE WIG20 Index Contracts (Poland)	78	Sep 2024	961,233	(63,681)	(63,681)

TOTAL EQUITY INDEX CONTRACTS					(2,101,602)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	93	Sep 2024	7,338,103	(154,668)	(154,668)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	70	Dec 2024	7,949,375	38,124	38,124
CBOT 2-Year U.S. Treasury Note Contracts (United States)	7	Dec 2024	1,452,828	(556)	(556)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	31	Dec 2024	3,391,352	12,553	12,553
CBOT Long Term U.S. Treasury Bond Contracts (United States)	40	Dec 2024	4,925,000	48,093	48,093
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	19	Dec 2024	2,231,313	16,244	16,244

TOTAL TREASURY CONTRACTS					(40,210)

TOTAL SOLD					(2,782,394)

TOTAL FUTURES CONTRACTS					420,508
The notional amount of futures purchased as a percentage of Net Assets is 32.9%
The notional amount of futures sold as a percentage of Net Assets is 10.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	201,000	USD	133,347	Citibank, N.A.	9/03/24	2,699
AUD	188,000	USD	122,163	Citibank, N.A.	9/03/24	5,085
AUD	722,000	USD	472,711	Morgan Stanley International	9/03/24	15,975
CAD	173,000	USD	125,085	BNP Paribas S.A.	9/03/24	3,287
CAD	225,000	USD	162,378	BNP Paribas S.A.	9/03/24	4,579
CAD	165,000	USD	120,484	Citibank, N.A.	9/03/24	1,952
CAD	2,398,489	USD	1,776,317	Goldman Sachs Bank USA	9/03/24	3,440
CHF	2,416,637	USD	2,866,703	UBS AG	9/03/24	(23,769)
EUR	81,000	USD	89,345	BNP Paribas S.A.	9/03/24	192
EUR	62,000	USD	67,945	BNP Paribas S.A.	9/03/24	590
EUR	13,000	USD	14,328	BNP Paribas S.A.	9/03/24	42
EUR	55,000	USD	60,071	Bank of America, N.A.	9/03/24	726
EUR	23,000	USD	25,702	Bank of America, N.A.	9/03/24	(277)
EUR	11,000	USD	12,248	Bank of America, N.A.	9/03/24	(89)
EUR	81,000	USD	90,185	Barclays Bank PLC	9/03/24	(647)
EUR	13,000	USD	14,328	Barclays Bank PLC	9/03/24	42
EUR	6,000	USD	6,706	Citibank, N.A.	9/03/24	(74)
EUR	31,000	USD	34,083	JPMorgan Chase Bank, N.A.	9/03/24	184
EUR	45,000	USD	49,635	State Street Bank And Trust Co	9/03/24	108
GBP	3,359,271	USD	4,320,933	BNP Paribas S.A.	9/03/24	90,797
GBP	1,386,668	USD	1,783,631	BNP Paribas S.A.	9/03/24	37,480
GBP	16,000	USD	20,334	BNP Paribas S.A.	9/03/24	679
GBP	13,000	USD	16,675	Bank of America, N.A.	9/03/24	398
GBP	11,000	USD	14,304	Bank of America, N.A.	9/03/24	142
GBP	9,000	USD	11,507	Barclays Bank PLC	9/03/24	313
GBP	24,000	USD	30,466	Citibank, N.A.	9/03/24	1,053
GBP	1,299,729	USD	1,668,938	JPMorgan Chase Bank, N.A.	9/03/24	37,997
GBP	14,000	USD	17,977	JPMorgan Chase Bank, N.A.	9/03/24	409
GBP	24,000	USD	30,627	JPMorgan Chase Bank, N.A.	9/03/24	892
JPY	22,300,000	USD	149,265	BNP Paribas S.A.	9/03/24	3,276
JPY	2,731,231,496	USD	18,812,726	Bank of America, N.A.	9/03/24	(129,974)
JPY	30,300,000	USD	201,877	JPMorgan Chase Bank, N.A.	9/03/24	5,387
NOK	3,655,178	USD	333,174	BNP Paribas S.A.	9/03/24	11,471
NOK	25,554,073	USD	2,332,519	Bank of America, N.A.	9/03/24	76,958
NZD	4,228,263	USD	2,492,147	Citibank, N.A.	9/03/24	151,152
NZD	4,871,737	USD	2,869,536	Morgan Stanley International	9/03/24	176,030
SEK	22,376,207	USD	2,066,586	Barclays Bank PLC	9/03/24	112,589
SEK	675,000	USD	64,264	Deutsche Bank AG	9/03/24	1,472
SGD	3,300,000	USD	2,494,214	Bank of America, N.A.	9/03/24	34,618
SGD	166,000	USD	126,298	Citibank, N.A.	9/03/24	910
SGD	171,000	USD	129,787	Goldman Sachs Bank USA	9/03/24	1,253
SGD	173,000	USD	132,764	Goldman Sachs Bank USA	9/03/24	(192)
TRY	850,155	USD	24,956	JPMorgan Chase Bank, N.A.	9/03/24	(4)
USD	178,879	AUD	272,000	Morgan Stanley International	9/03/24	(5,224)
USD	569,933	AUD	839,000	UBS AG	9/03/24	2,056
USD	1,937,841	CAD	2,674,587	Citibank, N.A.	9/03/24	(46,789)
USD	107,777	CAD	148,000	JPMorgan Chase Bank, N.A.	9/03/24	(2,044)
USD	98,462	CAD	134,000	State Street Bank And Trust Co	9/03/24	(970)
USD	2,740,847	CHF	2,416,058	Morgan Stanley International	9/03/24	(101,406)
USD	642,415	EUR	595,000	BNP Paribas S.A.	9/03/24	(15,298)
USD	413,148	EUR	377,000	BNP Paribas S.A.	9/03/24	(3,588)
USD	139,749	EUR	129,000	BNP Paribas S.A.	9/03/24	(2,848)
USD	47,000	EUR	43,000	BNP Paribas S.A.	9/03/24	(532)
USD	84,551	EUR	76,000	Bank of America, N.A.	9/03/24	541
USD	5,522	EUR	5,000	Citibank, N.A.	9/03/24	(5)
USD	55,484	EUR	50,000	Citibank, N.A.	9/03/24	214
USD	51,436	GBP	40,000	BNP Paribas S.A.	9/03/24	(1,096)
USD	39,086	GBP	30,000	Bank of America, N.A.	9/03/24	(313)
USD	5,965,385	GBP	4,523,000	Barclays Bank PLC	9/03/24	25,329
USD	1,882,951	GBP	1,427,668	Barclays Bank PLC	9/03/24	7,995
USD	179,847	GBP	136,000	JPMorgan Chase Bank, N.A.	9/03/24	1,238
USD	4,569,224	JPY	703,096,653	BNP Paribas S.A.	9/03/24	(240,248)
USD	97,925	JPY	14,300,000	Barclays Bank PLC	9/03/24	107
USD	3,696,172	JPY	568,044,544	Barclays Bank PLC	9/03/24	(189,488)
USD	126,997	JPY	18,300,000	JPMorgan Chase Bank, N.A.	9/03/24	1,817
USD	9,643,520	JPY	1,475,575,246	Morgan Stanley International	9/03/24	(450,024)
USD	22,462	NOK	236,899	Citibank, N.A.	9/03/24	125
USD	2,753,335	NOK	28,972,794	Morgan Stanley International	9/03/24	21,509
USD	5,707,156	NZD	9,100,000	Morgan Stanley International	9/03/24	18,291
USD	175,382	SEK	1,855,000	Citibank, N.A.	9/03/24	(5,273)
USD	2,076,797	SEK	21,298,177	Morgan Stanley International	9/03/24	2,609
USD	253,341	SGD	336,000	Bank of America, N.A.	9/03/24	(4,140)
USD	132,763	SGD	173,017	Deutsche Bank AG	9/03/24	178
USD	2,220,857	SGD	2,979,702	JPMorgan Chase Bank, N.A.	9/03/24	(62,527)
USD	246,262	SGD	321,175	Morgan Stanley International	9/03/24	142
USD	24,811	TRY	850,150	Bank of America, N.A.	9/03/24	(141)
ZAR	1,488,779	USD	82,281	Deutsche Bank AG	9/03/24	1,223
BRL	1,016,366	USD	185,950	JPMorgan Chase Bank, N.A.	9/04/24	(5,614)
USD	177,072	BRL	1,000,000	JPMorgan Chase Bank, N.A.	9/04/24	(361)
USD	2,893	BRL	16,366	JPMorgan Chase Bank, N.A.	9/04/24	(10)
USD	24,609	TRY	911,552	Barclays Bank PLC	9/04/24	(2,145)
MYR	4,852,100	USD	1,100,000	Barclays Bank PLC	9/06/24	23,193
USD	1,112,331	MYR	4,852,100	Morgan Stanley International	9/06/24	(10,862)
IDR	26,900,000,000	USD	1,646,866	BNP Paribas S.A.	9/13/24	93,053
TWD	30,072,212	USD	939,375	BNP Paribas S.A.	9/13/24	916
TWD	10,163,407	USD	316,046	BNP Paribas S.A.	9/13/24	1,741
TWD	23,891,344	USD	744,673	Citibank, N.A.	9/13/24	2,356
TWD	31,313,009	USD	970,946	Citibank, N.A.	9/13/24	8,142
TWD	30,885,971	USD	961,431	Citibank, N.A.	9/13/24	4,304
TWD	31,076,606	USD	966,012	Citibank, N.A.	9/13/24	5,684
TWD	30,765,241	USD	966,245	Citibank, N.A.	9/13/24	(4,285)
TWD	30,655,138	USD	966,277	Citibank, N.A.	9/13/24	(7,760)
TWD	22,248,720	USD	685,103	Citibank, N.A.	9/13/24	10,565
TWD	20,677,883	USD	633,902	JPMorgan Chase Bank, N.A.	9/13/24	12,649
TWD	32,881,307	USD	1,035,958	Morgan Stanley International	9/13/24	(7,833)
USD	2,290,113	IDR	37,103,265,770	BNP Paribas S.A.	9/13/24	(109,763)
USD	2,396,951	IDR	38,897,001,743	BNP Paribas S.A.	9/13/24	(118,946)
USD	196,237	IDR	3,189,052,850	JPMorgan Chase Bank, N.A.	9/13/24	(10,034)
USD	133,591	TRY	4,638,932	BNP Paribas S.A.	9/13/24	(1,074)
USD	852,420	TWD	27,505,889	BNP Paribas S.A.	9/13/24	(7,628)
USD	859,399	TWD	27,645,147	BNP Paribas S.A.	9/13/24	(5,003)
USD	862,307	TWD	27,674,536	BNP Paribas S.A.	9/13/24	(3,014)
USD	866,705	TWD	27,891,434	BNP Paribas S.A.	9/13/24	(5,398)
USD	899,854	TWD	29,024,791	Citibank, N.A.	9/13/24	(7,686)
USD	409,879	TWD	13,187,857	Citibank, N.A.	9/13/24	(2,476)
USD	1,288,076	TWD	41,534,017	Goldman Sachs Bank USA	9/13/24	(10,599)
USD	891,680	TWD	28,726,363	JPMorgan Chase Bank, N.A.	9/13/24	(6,529)
USD	445,118	TWD	14,327,903	JPMorgan Chase Bank, N.A.	9/13/24	(2,883)
USD	893,927	TWD	28,763,889	JPMorgan Chase Bank, N.A.	9/13/24	(5,455)
USD	890,520	TWD	28,569,663	Morgan Stanley International	9/13/24	(2,789)
AUD	2,500,000	USD	1,696,981	BNP Paribas S.A.	9/18/24	(4,264)
AUD	925,000	USD	627,080	BNP Paribas S.A.	9/18/24	(775)
AUD	925,000	USD	627,413	BNP Paribas S.A.	9/18/24	(1,108)
AUD	7,900,000	USD	5,328,171	Barclays Bank PLC	9/18/24	20,813
AUD	925,000	USD	627,467	Barclays Bank PLC	9/18/24	(1,162)
AUD	925,000	USD	627,544	Morgan Stanley International	9/18/24	(1,239)
BRL	3,847,543	USD	700,000	BNP Paribas S.A.	9/18/24	(18,442)
BRL	20,267,192	USD	3,679,000	BNP Paribas S.A.	9/18/24	(88,849)
BRL	8,933,192	USD	1,621,000	BNP Paribas S.A.	9/18/24	(38,565)
BRL	15,770,807	USD	2,891,000	BNP Paribas S.A.	9/18/24	(97,343)
BRL	2,847,489	USD	500,000	BNP Paribas S.A.	9/18/24	4,407
BRL	3,494,740	USD	600,000	BNP Paribas S.A.	9/18/24	19,062
BRL	3,280,280	USD	600,000	BNP Paribas S.A.	9/18/24	(18,928)
BRL	2,813,193	USD	500,000	BNP Paribas S.A.	9/18/24	(1,668)
BRL	4,450,176	USD	800,000	Citibank, N.A.	9/18/24	(11,691)
BRL	3,423,636	USD	600,000	Citibank, N.A.	9/18/24	6,466
BRL	3,328,045	USD	609,000	JPMorgan Chase Bank, N.A.	9/18/24	(19,467)
BRL	2,798,055	USD	500,000	JPMorgan Chase Bank, N.A.	9/18/24	(4,350)
BRL	1,000,000	USD	176,790	JPMorgan Chase Bank, N.A.	9/18/24	351
CAD	11,460,372	USD	8,400,000	BNP Paribas S.A.	9/18/24	107,758
CAD	5,847,944	USD	4,300,000	BNP Paribas S.A.	9/18/24	41,298
CAD	1,344,634	USD	1,000,000	BNP Paribas S.A.	9/18/24	(1,793)
CAD	1,480,783	USD	1,100,000	Barclays Bank PLC	9/18/24	(721)
CAD	4,715,030	USD	3,500,000	JPMorgan Chase Bank, N.A.	9/18/24	264
CAD	1,480,909	USD	1,100,000	Morgan Stanley International	9/18/24	(628)
CHF	2,091,120	USD	2,400,000	BNP Paribas S.A.	9/18/24	64,057
CHF	2,203,178	USD	2,500,000	BNP Paribas S.A.	9/18/24	96,099
CHF	2,448,522	USD	2,900,000	BNP Paribas S.A.	9/18/24	(14,801)
CHF	1,272,248	USD	1,500,000	BNP Paribas S.A.	9/18/24	(856)
CHF	1,010,685	USD	1,200,000	Morgan Stanley International	9/18/24	(9,066)
COP	22,082,351,321	USD	5,282,455	Barclays Bank PLC	9/18/24	(11,663)
COP	3,571,200,000	USD	900,000	Citibank, N.A.	9/18/24	(47,597)
CZK	14,434,634	USD	634,000	BNP Paribas S.A.	9/18/24	3,560
CZK	43,248,532	USD	1,900,000	BNP Paribas S.A.	9/18/24	10,234
CZK	18,367,374	USD	800,000	BNP Paribas S.A.	9/18/24	11,264
CZK	17,330,373	USD	765,417	BNP Paribas S.A.	9/18/24	44
CZK	22,630,015	USD	1,002,215	BNP Paribas S.A.	9/18/24	(2,675)
CZK	24,832,710	USD	1,100,000	BNP Paribas S.A.	9/18/24	(3,170)
CZK	13,806,901	USD	600,000	BNP Paribas S.A.	9/18/24	9,834
CZK	21,724,254	USD	955,000	Bank of America, N.A.	9/18/24	4,534
CZK	13,495,668	USD	600,000	Citibank, N.A.	9/18/24	(3,913)
CZK	11,506,780	USD	500,000	Citibank, N.A.	9/18/24	8,240
CZK	250,240	USD	11,000	JPMorgan Chase Bank, N.A.	9/18/24	53
CZK	2,994,347	USD	132,368	JPMorgan Chase Bank, N.A.	9/18/24	(111)
CZK	25,317,387	USD	1,100,000	Morgan Stanley International	9/18/24	18,238
EUR	2,625,000	USD	2,850,086	BNP Paribas S.A.	9/18/24	53,450
EUR	2,750,000	USD	3,018,639	BNP Paribas S.A.	9/18/24	23,160
EUR	2,375,000	USD	2,599,248	BNP Paribas S.A.	9/18/24	27,761
EUR	1,125,000	USD	1,252,335	BNP Paribas S.A.	9/18/24	(7,963)
EUR	1,000,000	USD	1,096,414	Barclays Bank PLC	9/18/24	9,695
EUR	1,125,000	USD	1,256,913	Barclays Bank PLC	9/18/24	(12,541)
GBP	2,562,500	USD	3,329,859	BNP Paribas S.A.	9/18/24	35,913
GBP	3,937,500	USD	5,138,060	BNP Paribas S.A.	9/18/24	33,735
GBP	2,687,500	USD	3,437,976	BNP Paribas S.A.	9/18/24	91,979
GBP	874,999	USD	1,157,284	Citibank, N.A.	9/18/24	(7,997)
GBP	2,375,000	USD	3,114,945	JPMorgan Chase Bank, N.A.	9/18/24	4,550
GBP	875,001	USD	1,157,297	Morgan Stanley International	9/18/24	(8,007)
HUF	185,116,750	USD	500,000	BNP Paribas S.A.	9/18/24	20,436
HUF	4,304,048	USD	12,000	BNP Paribas S.A.	9/18/24	100
HUF	748,702,467	USD	2,085,000	BNP Paribas S.A.	9/18/24	19,898
HUF	527,641,977	USD	1,490,132	BNP Paribas S.A.	9/18/24	(6,723)
HUF	1,084,239,745	USD	3,065,588	BNP Paribas S.A.	9/18/24	(17,363)
HUF	602,943,923	USD	1,700,000	BNP Paribas S.A.	9/18/24	(4,887)
HUF	73,747,333	USD	204,978	BNP Paribas S.A.	9/18/24	2,355
HUF	86,054,701	USD	239,230	BNP Paribas S.A.	9/18/24	2,704
HUF	1,496,914,608	USD	4,155,792	BNP Paribas S.A.	9/18/24	52,625
HUF	215,613,432	USD	600,000	BNP Paribas S.A.	9/18/24	6,174
HUF	7,186,080	USD	20,000	Goldman Sachs Bank USA	9/18/24	203
HUF	176,372,503	USD	491,000	JPMorgan Chase Bank, N.A.	9/18/24	4,853
HUF	427,536,547	USD	1,192,000	JPMorgan Chase Bank, N.A.	9/18/24	9,974
HUF	157,165,783	USD	444,280	JPMorgan Chase Bank, N.A.	9/18/24	(2,425)
HUF	3,842,548,548	USD	10,404,332	Morgan Stanley International	9/18/24	398,586
HUF	148,621,360	USD	400,000	Morgan Stanley International	9/18/24	17,833
IDR	11,478,337,150	USD	700,000	BNP Paribas S.A.	9/18/24	42,281
IDR	9,836,387,760	USD	600,000	BNP Paribas S.A.	9/18/24	36,100
IDR	373,478,741	USD	24,000	BNP Paribas S.A.	9/18/24	152
IDR	8,669,996,436	USD	555,000	BNP Paribas S.A.	9/18/24	5,671
IDR	22,883,796,596	USD	1,468,000	BNP Paribas S.A.	9/18/24	11,849
IDR	78,800,000,000	USD	5,000,000	BNP Paribas S.A.	9/18/24	95,838
IDR	17,720,437,790	USD	1,100,000	BNP Paribas S.A.	9/18/24	45,945
IDR	9,506,862,000	USD	600,000	Citibank, N.A.	9/18/24	14,790
IDR	46,021,914,400	USD	2,953,000	Deutsche Bank AG	9/18/24	23,145
IDR	30,742,532,000	USD	1,900,000	Goldman Sachs Bank USA	9/18/24	88,058
IDR	1,618,106,000	USD	100,000	Goldman Sachs Bank USA	9/18/24	4,640
ILS	6,963,234	USD	1,933,000	BNP Paribas S.A.	9/18/24	(17,126)
ILS	20,755,924	USD	5,600,000	BNP Paribas S.A.	9/18/24	110,813
ILS	9,066,023	USD	2,500,000	Bank of America, N.A.	9/18/24	(5,562)
ILS	6,439,977	USD	1,761,000	Barclays Bank PLC	9/18/24	10,904
ILS	11,446,954	USD	3,139,000	JPMorgan Chase Bank, N.A.	9/18/24	10,530
ILS	8,106,722	USD	2,267,000	JPMorgan Chase Bank, N.A.	9/18/24	(36,506)
INR	674,031,589	USD	8,019,937	Deutsche Bank AG	9/18/24	16,576
INR	92,260,630	USD	1,100,000	State Street Bank And Trust Co	9/18/24	28
JPY	1,356,277,651	USD	8,910,000	BNP Paribas S.A.	9/18/24	386,417
JPY	366,614,085	USD	2,400,000	BNP Paribas S.A.	9/18/24	112,905
JPY	64,079,046	USD	450,000	BNP Paribas S.A.	9/18/24	(10,779)
JPY	64,063,993	USD	450,000	BNP Paribas S.A.	9/18/24	(10,882)
JPY	345,296,378	USD	2,400,000	BNP Paribas S.A.	9/18/24	(33,214)
JPY	93,149,760	USD	600,000	JPMorgan Chase Bank, N.A.	9/18/24	38,482
JPY	258,988,824	USD	1,800,000	JPMorgan Chase Bank, N.A.	9/18/24	(24,797)
JPY	149,596,990	USD	1,000,000	Morgan Stanley International	9/18/24	25,392
JPY	607,506,539	USD	3,990,000	UBS AG	9/18/24	174,069
MXN	10,938,638	USD	600,000	BNP Paribas S.A.	9/18/24	(45,786)
MXN	53,773,080	USD	3,000,000	BNP Paribas S.A.	9/18/24	(275,546)
MXN	9,818,595	USD	500,000	BNP Paribas S.A.	9/18/24	(2,533)
MXN	2,398,000	USD	128,489	Barclays Bank PLC	9/18/24	(6,992)
MXN	25,963,347	USD	1,434,716	JPMorgan Chase Bank, N.A.	9/18/24	(119,264)
MXN	9,252,258	USD	500,000	Morgan Stanley International	9/18/24	(31,227)
MYR	3,282,326	USD	712,233	Barclays Bank PLC	9/18/24	48,196
MYR	4,165,263	USD	902,451	Barclays Bank PLC	9/18/24	62,532
MYR	5,457,600	USD	1,200,000	Barclays Bank PLC	9/18/24	64,383
MYR	2,023,200	USD	450,000	Barclays Bank PLC	9/18/24	18,723
MYR	4,852,100	USD	1,113,148	Morgan Stanley International	9/18/24	10,957
MYR	9,112,600	USD	1,985,316	Morgan Stanley International	9/18/24	125,836
MYR	2,011,950	USD	450,000	Morgan Stanley International	9/18/24	16,116
NOK	35,410,112	USD	3,300,000	BNP Paribas S.A.	9/18/24	39,800
NOK	28,369,956	USD	2,700,000	BNP Paribas S.A.	9/18/24	(24,211)
NOK	15,892,913	USD	1,500,000	BNP Paribas S.A.	9/18/24	(1,017)
NZD	11,700,000	USD	7,190,949	BNP Paribas S.A.	9/18/24	123,615
NZD	5,600,000	USD	3,437,470	BNP Paribas S.A.	9/18/24	63,517
NZD	1,000,000	USD	624,694	BNP Paribas S.A.	9/18/24	482
NZD	1,000,000	USD	624,796	Barclays Bank PLC	9/18/24	380
NZD	3,000,000	USD	1,856,631	Barclays Bank PLC	9/18/24	18,898
NZD	800,000	USD	481,030	Morgan Stanley International	9/18/24	19,111
PEN	3,724	USD	1,000	Citibank, N.A.	9/18/24	(6)
PEN	4,829,380	USD	1,297,000	Citibank, N.A.	9/18/24	(8,432)
PEN	3,141,368	USD	844,000	Citibank, N.A.	9/18/24	(5,825)
PEN	3,232,246	USD	869,000	Citibank, N.A.	9/18/24	(6,577)
PEN	9,685,000	USD	2,600,000	Citibank, N.A.	9/18/24	(15,863)
PEN	1,823,970	USD	489,000	Deutsche Bank AG	9/18/24	(2,331)
PEN	870,045	USD	232,179	Deutsche Bank AG	9/18/24	(35)
PHP	96,557,826	USD	1,711,000	BNP Paribas S.A.	9/18/24	6,035
PHP	54,231,087	USD	930,292	BNP Paribas S.A.	9/18/24	34,070
PHP	47,443,626	USD	840,000	BNP Paribas S.A.	9/18/24	3,664
PHP	57,266,000	USD	1,000,000	Bank of America, N.A.	9/18/24	18,330
PHP	49,495,688	USD	877,000	Citibank, N.A.	9/18/24	3,155
PHP	40,157,085	USD	712,000	JPMorgan Chase Bank, N.A.	9/18/24	2,092
PHP	9,893,976	USD	169,708	Morgan Stanley International	9/18/24	6,231
PHP	65,551,600	USD	1,160,000	Morgan Stanley International	9/18/24	5,669
PLN	1,946,965	USD	500,000	BNP Paribas S.A.	9/18/24	2,482
PLN	4,329,084	USD	1,100,000	BNP Paribas S.A.	9/18/24	17,271
PLN	2,364,337	USD	600,000	BNP Paribas S.A.	9/18/24	10,200
PLN	10,150,551	USD	2,600,000	BNP Paribas S.A.	9/18/24	19,704
PLN	5,022,586	USD	1,300,000	BNP Paribas S.A.	9/18/24	(3,746)
PLN	2,362,511	USD	600,000	BNP Paribas S.A.	9/18/24	9,728
PLN	4,241,301	USD	1,100,000	BNP Paribas S.A.	9/18/24	(5,384)
PLN	226,000	USD	57,292	BNP Paribas S.A.	9/18/24	1,036
PLN	2,357,555	USD	600,000	BNP Paribas S.A.	9/18/24	8,449
PLN	118,000	USD	29,796	Barclays Bank PLC	9/18/24	658
PLN	160,000	USD	40,406	Barclays Bank PLC	9/18/24	887
PLN	26,000	USD	6,589	Citibank, N.A.	9/18/24	121
PLN	704,916	USD	180,214	Citibank, N.A.	9/18/24	1,714
PLN	1,354,728	USD	345,962	Citibank, N.A.	9/18/24	3,673
PLN	1,559,523	USD	400,033	Deutsche Bank AG	9/18/24	2,456
PLN	4,227,457	USD	1,076,565	Goldman Sachs Bank USA	9/18/24	14,478
PLN	65,000	USD	16,529	JPMorgan Chase Bank, N.A.	9/18/24	246
SEK	10,537,628	USD	1,000,000	BNP Paribas S.A.	9/18/24	26,997
SEK	25,512,865	USD	2,500,000	BNP Paribas S.A.	9/18/24	(13,517)
SEK	14,333,635	USD	1,400,000	BNP Paribas S.A.	9/18/24	(3,044)
SEK	45,281,366	USD	4,300,000	JPMorgan Chase Bank, N.A.	9/18/24	113,121
SGD	4,143,441	USD	3,100,000	BNP Paribas S.A.	9/18/24	77,880
SGD	2,400,919	USD	1,800,000	BNP Paribas S.A.	9/18/24	41,424
SGD	1,719,829	USD	1,300,000	BNP Paribas S.A.	9/18/24	19,051
SGD	1,581,824	USD	1,200,000	Barclays Bank PLC	9/18/24	13,206
SGD	1,582,855	USD	1,200,000	Citibank, N.A.	9/18/24	13,997
THB	79,157,162	USD	2,200,000	BNP Paribas S.A.	9/18/24	130,165
THB	37,602,373	USD	1,100,000	BNP Paribas S.A.	9/18/24	6,908
THB	126,537,202	USD	3,579,000	BNP Paribas S.A.	9/18/24	145,900
THB	61,250,133	USD	1,733,000	BNP Paribas S.A.	9/18/24	70,032
THB	45,529,512	USD	1,288,000	Goldman Sachs Bank USA	9/18/24	52,261
THB	80,707,000	USD	2,300,000	JPMorgan Chase Bank, N.A.	9/18/24	75,787
TWD	58,527,000	USD	1,800,000	JPMorgan Chase Bank, N.A.	9/18/24	31,030
TWD	80,587,500	USD	2,500,000	Morgan Stanley International	9/18/24	21,198
USD	4,173,278	AUD	6,300,000	BNP Paribas S.A.	9/18/24	(92,368)
USD	2,226,844	AUD	3,400,000	BNP Paribas S.A.	9/18/24	(75,251)
USD	1,177,474	AUD	1,800,000	BNP Paribas S.A.	9/18/24	(41,282)
USD	1,111,950	AUD	1,700,000	Barclays Bank PLC	9/18/24	(39,098)
USD	654,437	AUD	1,000,000	Citibank, N.A.	9/18/24	(22,650)
USD	854,150	AUD	1,300,000	Morgan Stanley International	9/18/24	(26,062)
USD	2,000,000	BRL	10,996,366	BNP Paribas S.A.	9/18/24	52,092
USD	1,300,000	BRL	7,482,831	BNP Paribas S.A.	9/18/24	(25,517)
USD	700,000	BRL	3,726,776	BNP Paribas S.A.	9/18/24	39,835
USD	800,000	BRL	4,315,911	BNP Paribas S.A.	9/18/24	35,475
USD	800,000	BRL	4,367,354	BNP Paribas S.A.	9/18/24	26,362
USD	500,000	BRL	2,755,845	Goldman Sachs Bank USA	9/18/24	11,827
USD	5,400,000	CAD	7,448,479	BNP Paribas S.A.	9/18/24	(129,477)
USD	700,000	CAD	968,493	BNP Paribas S.A.	9/18/24	(18,973)
USD	2,700,000	CAD	3,733,765	BNP Paribas S.A.	9/18/24	(71,810)
USD	2,400,000	CHF	2,150,731	BNP Paribas S.A.	9/18/24	(134,299)
USD	4,300,500	COP	17,937,385,500	BNP Paribas S.A.	9/18/24	19,061
USD	400	COP	1,670,800	Bank of America, N.A.	9/18/24	1
USD	800,000	COP	3,259,600,000	Citibank, N.A.	9/18/24	21,973
USD	298,000	COP	1,239,084,000	State Street Bank And Trust Co	9/18/24	2,246
USD	800,000	COP	3,188,000,000	State Street Bank And Trust Co	9/18/24	39,063
USD	1,100	COP	4,603,500	State Street Bank And Trust Co	9/18/24	1
USD	797,803	CZK	18,548,920	BNP Paribas S.A.	9/18/24	(21,480)
USD	2,400,000	CZK	56,081,054	BNP Paribas S.A.	9/18/24	(77,031)
USD	2,200,000	CZK	51,611,118	BNP Paribas S.A.	9/18/24	(79,600)
USD	500,000	CZK	11,574,775	Citibank, N.A.	9/18/24	(11,244)
USD	235,389	CZK	5,461,025	Goldman Sachs Bank USA	9/18/24	(5,818)
USD	1,266,808	CZK	29,417,131	JPMorgan Chase Bank, N.A.	9/18/24	(32,511)
USD	2,457,576	EUR	2,250,000	BNP Paribas S.A.	9/18/24	(31,169)
USD	2,824,631	EUR	2,625,000	BNP Paribas S.A.	9/18/24	(78,905)
USD	10,639,910	GBP	8,375,000	BNP Paribas S.A.	9/18/24	(360,416)
USD	657,225	GBP	500,000	Morgan Stanley International	9/18/24	489
USD	800,000	HUF	288,330,210	BNP Paribas S.A.	9/18/24	(10,610)
USD	6,400,000	HUF	2,364,366,272	BNP Paribas S.A.	9/18/24	(247,165)
USD	11,000	HUF	4,117,441	BNP Paribas S.A.	9/18/24	(576)
USD	430,000	HUF	160,834,448	BNP Paribas S.A.	9/18/24	(22,169)
USD	500,000	HUF	176,249,950	Citibank, N.A.	9/18/24	4,492
USD	5,736,420	HUF	2,100,000,000	Deutsche Bank AG	9/18/24	(167,508)
USD	4,050,000	HUF	1,476,133,875	JPMorgan Chase Bank, N.A.	9/18/24	(99,994)
USD	3,459,000	HUF	1,294,524,870	JPMorgan Chase Bank, N.A.	9/18/24	(180,419)
USD	450,000	HUF	164,059,980	Morgan Stanley International	9/18/24	(11,237)
USD	600,000	IDR	9,404,976,000	BNP Paribas S.A.	9/18/24	(8,201)
USD	1,646,614	IDR	26,900,000,000	BNP Paribas S.A.	9/18/24	(92,955)
USD	1,600,000	IDR	26,464,207,680	BNP Paribas S.A.	9/18/24	(111,387)
USD	500,000	IDR	8,212,108,800	BNP Paribas S.A.	9/18/24	(31,061)
USD	600,000	IDR	9,792,000,000	Barclays Bank PLC	9/18/24	(33,229)
USD	700,000	IDR	10,801,000,000	JPMorgan Chase Bank, N.A.	9/18/24	1,521
USD	600,000	IDR	9,624,600,000	JPMorgan Chase Bank, N.A.	9/18/24	(22,404)
USD	1,869,000	ILS	7,021,760	BNP Paribas S.A.	9/18/24	(62,977)
USD	1,524,700	ILS	5,723,276	BNP Paribas S.A.	9/18/24	(50,010)
USD	1,406,300	ILS	5,284,033	BNP Paribas S.A.	9/18/24	(47,556)
USD	1,021,000	ILS	3,834,934	BNP Paribas S.A.	9/18/24	(34,149)
USD	879,000	ILS	3,304,718	BNP Paribas S.A.	9/18/24	(30,265)
USD	1,957,000	ILS	7,415,435	BNP Paribas S.A.	9/18/24	(83,293)
USD	3,843,000	ILS	14,516,060	JPMorgan Chase Bank, N.A.	9/18/24	(150,969)
USD	4,200,000	ILS	16,047,574	JPMorgan Chase Bank, N.A.	9/18/24	(215,351)
USD	2,035,000	INR	170,402,744	BNP Paribas S.A.	9/18/24	3,279
USD	5,192,000	INR	435,608,800	Barclays Bank PLC	9/18/24	(1,786)
USD	965,000	INR	80,795,590	Citibank, N.A.	9/18/24	1,670
USD	3,208,000	INR	269,103,080	JPMorgan Chase Bank, N.A.	9/18/24	(530)
USD	6,600,000	INR	555,037,098	Morgan Stanley International	9/18/24	(17,736)
USD	500,000	JPY	79,964,895	JPMorgan Chase Bank, N.A.	9/18/24	(48,108)
USD	600,000	MXN	11,276,991	BNP Paribas S.A.	9/18/24	28,643
USD	900,000	MXN	17,812,141	BNP Paribas S.A.	9/18/24	(2,466)
USD	900,000	MXN	16,787,894	BNP Paribas S.A.	9/18/24	49,429
USD	700,000	MXN	13,505,170	BNP Paribas S.A.	9/18/24	15,750
USD	1,547	MXN	28,985	Barclays Bank PLC	9/18/24	78
USD	47,704	MXN	947,000	Citibank, N.A.	9/18/24	(276)
USD	900,000	MXN	16,090,767	JPMorgan Chase Bank, N.A.	9/18/24	84,749
USD	1,400,000	MXN	26,510,453	JPMorgan Chase Bank, N.A.	9/18/24	56,828
USD	900,000	MXN	16,577,187	Morgan Stanley International	9/18/24	60,104
USD	600,000	MXN	11,394,275	Morgan Stanley International	9/18/24	22,700
USD	1,000,000	MYR	4,449,000	Barclays Bank PLC	9/18/24	(30,717)
USD	2,565,945	MYR	11,390,228	Goldman Sachs Bank USA	9/18/24	(72,874)
USD	1,330,000	NOK	14,585,077	BNP Paribas S.A.	9/18/24	(45,631)
USD	1,500,000	NOK	16,494,011	BNP Paribas S.A.	9/18/24	(55,677)
USD	2,800,000	NOK	30,008,301	JPMorgan Chase Bank, N.A.	9/18/24	(30,314)
USD	1,270,000	NOK	13,944,925	JPMorgan Chase Bank, N.A.	9/18/24	(45,253)
USD	6,041,240	NZD	10,000,000	BNP Paribas S.A.	9/18/24	(210,524)
USD	2,436,007	NZD	4,100,000	BNP Paribas S.A.	9/18/24	(127,216)
USD	1,946,030	NZD	3,300,000	BNP Paribas S.A.	9/18/24	(117,052)
USD	4,302,289	NZD	7,200,000	JPMorgan Chase Bank, N.A.	9/18/24	(198,981)
USD	1,200,000	PEN	4,562,400	Citibank, N.A.	9/18/24	(17,333)
USD	462,000	PEN	1,740,123	Citibank, N.A.	9/18/24	(2,297)
USD	1,323,000	PEN	4,977,788	Citibank, N.A.	9/18/24	(5,166)
USD	415,000	PEN	1,562,890	Citibank, N.A.	9/18/24	(2,008)
USD	1,091,573	PHP	64,000,000	JPMorgan Chase Bank, N.A.	9/18/24	(46,505)
USD	1,900,000	PLN	7,694,573	BNP Paribas S.A.	9/18/24	(85,853)
USD	1,800,000	PLN	7,332,610	BNP Paribas S.A.	9/18/24	(92,436)
USD	149,587	PLN	588,000	Bank of America, N.A.	9/18/24	(2,167)
USD	600,000	PLN	2,381,189	Bank of America, N.A.	9/18/24	(14,549)
USD	135,364	PLN	540,000	Bank of America, N.A.	9/18/24	(4,002)
USD	112,187	PLN	442,000	Bank of America, N.A.	9/18/24	(1,886)
USD	37,965	PLN	147,000	Barclays Bank PLC	9/18/24	27
USD	500,000	PLN	1,929,151	Citibank, N.A.	9/18/24	2,115
USD	500,000	PLN	1,987,994	JPMorgan Chase Bank, N.A.	9/18/24	(13,071)
USD	120,356	PLN	472,000	JPMorgan Chase Bank, N.A.	9/18/24	(1,460)
USD	40,688	PLN	160,000	Morgan Stanley International	9/18/24	(606)
USD	700,000	PLN	2,701,731	Morgan Stanley International	9/18/24	2,724
USD	115,132	PLN	456,000	Morgan Stanley International	9/18/24	(2,555)
USD	3,600,000	SEK	37,829,959	BNP Paribas S.A.	9/18/24	(86,907)
USD	1,400,000	SEK	15,044,943	BNP Paribas S.A.	9/18/24	(66,280)
USD	1,800,000	SEK	19,361,848	BNP Paribas S.A.	9/18/24	(87,005)
USD	2,000,000	SEK	21,483,033	JPMorgan Chase Bank, N.A.	9/18/24	(93,736)
USD	3,100,000	SGD	4,192,607	BNP Paribas S.A.	9/18/24	(115,589)
USD	2,496,082	SGD	3,300,000	Bank of America, N.A.	9/18/24	(34,907)
USD	5,191,075	THB	180,640,290	BNP Paribas S.A.	9/18/24	(126,467)
USD	5,880	THB	205,048	BNP Paribas S.A.	9/18/24	(156)
USD	1,100,000	THB	40,203,900	Goldman Sachs Bank USA	9/18/24	(83,490)
USD	1,800,000	TWD	58,505,400	JPMorgan Chase Bank, N.A.	9/18/24	(30,354)
USD	400,000	ZAR	7,379,906	BNP Paribas S.A.	9/18/24	(13,456)
USD	1,322,000	ZAR	24,372,650	BNP Paribas S.A.	9/18/24	(43,467)
USD	3,500,000	ZAR	66,917,543	BNP Paribas S.A.	9/18/24	(249,027)
USD	500,000	ZAR	9,034,893	Citibank, N.A.	9/18/24	(6,176)
USD	1,278,000	ZAR	23,557,789	JPMorgan Chase Bank, N.A.	9/18/24	(41,815)
USD	400,000	ZAR	7,313,880	Morgan Stanley International	9/18/24	(9,757)
ZAR	55,159,590	USD	3,100,000	BNP Paribas S.A.	9/18/24	(9,708)
ZAR	28,358,437	USD	1,563,870	Bank of America, N.A.	9/18/24	24,899
ZAR	9,175,347	USD	500,000	Barclays Bank PLC	9/18/24	14,045
ZAR	10,678,748	USD	600,000	Citibank, N.A.	9/18/24	(1,728)
ZAR	60,000,000	USD	3,279,713	Deutsche Bank AG	9/18/24	81,761
ZAR	25,958,050	USD	1,436,130	JPMorgan Chase Bank, N.A.	9/18/24	18,159
CNY	12,306,623	USD	1,700,000	BNP Paribas S.A.	9/19/24	38,630
CNY	47,668,678	USD	6,600,000	BNP Paribas S.A.	9/19/24	134,438
CNY	24,295,400	USD	3,400,000	JPMorgan Chase Bank, N.A.	9/19/24	32,356
KRW	1,893,600,451	USD	1,400,000	BNP Paribas S.A.	9/19/24	17,241
KRW	1,104,160,000	USD	800,000	JPMorgan Chase Bank, N.A.	9/19/24	26,394
KRW	1,196,991,000	USD	900,000	JPMorgan Chase Bank, N.A.	9/19/24	(4,128)
KRW	1,897,000,000	USD	1,400,000	JPMorgan Chase Bank, N.A.	9/19/24	19,785
KRW	828,122,460	USD	600,000	Royal Bank of Canada	9/19/24	19,797
USD	8,382,745	CNY	60,000,000	BNP Paribas S.A.	9/19/24	(93,812)
USD	2,000,000	CNY	14,475,118	JPMorgan Chase Bank, N.A.	9/19/24	(44,986)
USD	1,828,515	KRW	2,500,000,000	BNP Paribas S.A.	9/19/24	(42,578)
USD	900,000	KRW	1,233,306,000	Citibank, N.A.	9/19/24	(23,052)
USD	95,323	TRY	3,366,015	Barclays Bank PLC	9/19/24	(1,671)
CNY	13,129,774	USD	1,834,974	BNP Paribas S.A.	9/20/24	20,163
CNY	44,537,193	USD	6,173,991	BNP Paribas S.A.	9/20/24	118,777
JPY	92,060,526	USD	600,000	BNP Paribas S.A.	9/20/24	31,200
PHP	64,000,000	USD	1,091,573	JPMorgan Chase Bank, N.A.	9/20/24	46,492
SEK	15,501,828	USD	1,500,000	BNP Paribas S.A.	9/20/24	10,967
USD	492,154	CNY	3,572,548	BNP Paribas S.A.	9/20/24	(12,620)
USD	6,691,891	CNY	48,176,264	BNP Paribas S.A.	9/20/24	(115,050)
USD	637,556	CNY	4,590,979	Barclays Bank PLC	9/20/24	(11,115)
USD	179,944	CNY	1,307,833	Citibank, N.A.	9/20/24	(4,843)
USD	641,805	HKD	4,992,421	BNP Paribas S.A.	9/20/24	1,123
USD	390,028	HKD	3,034,486	Royal Bank of Canada	9/20/24	610
USD	99,840	HKD	777,000	Royal Bank of Canada	9/20/24	127
USD	1,254,000	MXN	22,457,779	BNP Paribas S.A.	9/20/24	116,514
USD	1,246,000	MXN	22,319,912	JPMorgan Chase Bank, N.A.	9/20/24	115,497
USD	4,087,479	PHP	240,192,507	JPMorgan Chase Bank, N.A.	9/20/24	(183,689)
CLP	519,240,950	USD	569,000	BNP Paribas S.A.	9/23/24	(898)
CLP	647,189,380	USD	709,000	BNP Paribas S.A.	9/23/24	(909)
CLP	9,197,000	USD	10,000	BNP Paribas S.A.	9/23/24	62
CLP	1,902,904,542	USD	2,008,894	Barclays Bank PLC	9/23/24	73,076
CLP	1,153,386,500	USD	1,253,000	Citibank, N.A.	9/23/24	8,921
CLP	1,322,979,000	USD	1,460,000	Citibank, N.A.	9/23/24	(12,527)
CLP	975,252,000	USD	1,072,000	Deutsche Bank AG	9/23/24	(4,976)
CLP	560,250,000	USD	600,000	JPMorgan Chase Bank, N.A.	9/23/24	12,970
CLP	862,410,000	USD	950,000	JPMorgan Chase Bank, N.A.	9/23/24	(6,436)
CLP	1,427,726,300	USD	1,547,000	State Street Bank And Trust Co	9/23/24	15,077
CLP	912,483,000	USD	990,000	State Street Bank And Trust Co	9/23/24	8,349
CLP	1,034,208,000	USD	1,140,000	State Street Bank And Trust Co	9/23/24	(8,472)
KRW	2,500,000,000	USD	1,828,952	BNP Paribas S.A.	9/23/24	42,643
USD	10,000	CLP	9,537,500	BNP Paribas S.A.	9/23/24	(435)
USD	193,100	CLP	180,616,085	JPMorgan Chase Bank, N.A.	9/23/24	(4,512)
USD	10,000	CLP	9,519,000	JPMorgan Chase Bank, N.A.	9/23/24	(415)
USD	1,906,900	CLP	1,783,714,260	State Street Bank And Trust Co	9/23/24	(44,664)
USD	1,161,000	CLP	1,100,163,600	State Street Bank And Trust Co	9/23/24	(42,690)
USD	2,019,000	CLP	1,925,318,400	State Street Bank And Trust Co	9/23/24	(87,493)
USD	622,000	CLP	595,938,200	State Street Bank And Trust Co	9/23/24	(30,017)
USD	2,678,000	CLP	2,563,649,400	State Street Bank And Trust Co	9/23/24	(126,891)
USD	586,067	KRW	808,450,123	BNP Paribas S.A.	9/23/24	(19,169)
USD	1,158,313	KRW	1,596,479,766	BNP Paribas S.A.	9/23/24	(36,872)
USD	900,000	KRW	1,235,475,000	Barclays Bank PLC	9/23/24	(24,924)
USD	397,326	KRW	549,354,847	Citibank, N.A.	9/23/24	(13,942)
USD	594,302	KRW	817,349,484	Citibank, N.A.	9/23/24	(17,597)
USD	590,674	KRW	813,688,875	Citibank, N.A.	9/23/24	(18,484)
USD	587,017	KRW	806,913,568	Citibank, N.A.	9/23/24	(17,069)
USD	782,682	KRW	1,072,923,966	Citibank, N.A.	9/23/24	(20,550)
USD	801,608	KRW	1,101,329,231	JPMorgan Chase Bank, N.A.	9/23/24	(22,889)
USD	601,074	KRW	827,877,252	JPMorgan Chase Bank, N.A.	9/23/24	(18,706)
USD	24,956	TRY	871,380	JPMorgan Chase Bank, N.A.	9/23/24	(30)
INR	237,497,974	USD	2,835,204	Bank of America, N.A.	9/24/24	(4,027)
INR	54,937,228	USD	657,923	Citibank, N.A.	9/24/24	(3,025)
INR	54,900,750	USD	657,250	Citibank, N.A.	9/24/24	(2,787)
INR	54,953,124	USD	656,799	Citibank, N.A.	9/24/24	(1,711)
INR	54,899,991	USD	656,004	Citibank, N.A.	9/24/24	(1,550)
INR	54,736,806	USD	654,539	Citibank, N.A.	9/24/24	(2,030)
INR	55,012,175	USD	656,752	Citibank, N.A.	9/24/24	(960)
INR	54,767,606	USD	656,331	Citibank, N.A.	9/24/24	(3,455)
INR	52,406,042	USD	625,460	JPMorgan Chase Bank, N.A.	9/24/24	(736)
USD	8,018,029	INR	674,031,589	Deutsche Bank AG	9/24/24	(16,999)
USD	958	INR	80,106	Morgan Stanley International	9/24/24	3
PLN	2,092,144	USD	532,028	UBS AG	9/25/24	7,868
USD	6,727	TRY	237,000	UBS AG	9/26/24	(43)
AUD	839,000	USD	570,349	UBS AG	10/02/24	(2,075)
GBP	4,523,000	USD	5,966,945	Barclays Bank PLC	10/02/24	(25,336)
GBP	1,427,668	USD	1,883,444	Barclays Bank PLC	10/02/24	(7,997)
NOK	236,748	USD	22,462	Citibank, N.A.	10/02/24	(126)
NOK	28,954,232	USD	2,753,335	Morgan Stanley International	10/02/24	(21,618)
NZD	9,100,000	USD	5,707,657	Morgan Stanley International	10/02/24	(18,312)
SEK	21,265,455	USD	2,076,797	Morgan Stanley International	10/02/24	(2,737)
SGD	172,742	USD	132,763	Deutsche Bank AG	10/02/24	(163)
SGD	320,670	USD	246,262	Morgan Stanley International	10/02/24	(109)
USD	1,776,317	CAD	2,396,265	Goldman Sachs Bank USA	10/02/24	(3,375)
USD	2,866,703	CHF	2,408,409	UBS AG	10/02/24	24,094
USD	21,087	EUR	19,000	BNP Paribas S.A.	10/02/24	57
USD	18,812,726	JPY	2,719,721,871	Bank of America, N.A.	10/02/24	132,835
CZK	20,048,648	USD	863,509	Morgan Stanley International	10/18/24	22,723
HUF	7,023,000	USD	19,180	BNP Paribas S.A.	10/18/24	545
HUF	28,173,000	USD	78,650	Bank of America, N.A.	10/18/24	474
HUF	2,100,000,000	USD	5,731,811	Deutsche Bank AG	10/18/24	166,033
HUF	10,262,000	USD	28,612	JPMorgan Chase Bank, N.A.	10/18/24	209
HUF	5,026,000	USD	14,000	Morgan Stanley International	10/18/24	115
ILS	519,185	USD	143,328	JPMorgan Chase Bank, N.A.	10/18/24	(304)
ILS	68,000	USD	18,629	Morgan Stanley International	10/18/24	104
USD	5,841,080	HUF	2,102,672,791	BNP Paribas S.A.	10/18/24	(64,271)
USD	145,028	HUF	52,079,000	Bank of America, N.A.	10/18/24	(1,235)
USD	167,163	HUF	60,370,000	Morgan Stanley International	10/18/24	(2,386)
USD	34,263	ILS	124,000	Citibank, N.A.	10/18/24	104
USD	3,271,968	ZAR	60,000,000	Deutsche Bank AG	10/18/24	(81,040)
ZAR	43,085,498	USD	2,362,726	Citibank, N.A.	10/18/24	45,041
ZAR	1,889,000	USD	103,111	Morgan Stanley International	10/18/24	2,453
ZAR	34,920,403	USD	1,908,250	UBS AG	10/18/24	43,223
CNY	60,000,000	USD	8,409,050	BNP Paribas S.A.	10/25/24	98,831
CNY	85,307	USD	12,033	BNP Paribas S.A.	10/25/24	63
CNY	4,800,000	USD	666,039	BNP Paribas S.A.	10/25/24	14,591
CNY	10,991,323	USD	1,535,101	BNP Paribas S.A.	10/25/24	23,447
CNY	173,918	USD	24,529	Citibank, N.A.	10/25/24	132
CNY	143,767	USD	20,289	Citibank, N.A.	10/25/24	97
CNY	86,680	USD	12,231	JPMorgan Chase Bank, N.A.	10/25/24	60
CNY	3,412,558	USD	476,581	JPMorgan Chase Bank, N.A.	10/25/24	7,313
USD	11,181,489	CNY	79,885,000	Citibank, N.A.	10/25/24	(146,045)
USD	6,149,408	BRL	34,528,927	Citibank, N.A.	11/04/24	64,474
USD	939,375	TWD	29,809,187	BNP Paribas S.A.	11/18/24	605
USD	744,673	TWD	23,675,389	Citibank, N.A.	11/18/24	(928)
USD	970,946	TWD	31,065,417	Citibank, N.A.	11/18/24	(7,386)
USD	961,431	TWD	30,631,192	Citibank, N.A.	11/18/24	(3,227)
USD	966,012	TWD	30,819,647	Citibank, N.A.	11/18/24	(4,581)
USD	966,245	TWD	30,468,120	Citibank, N.A.	11/18/24	6,723
USD	966,277	TWD	30,350,761	Citibank, N.A.	11/18/24	10,451
USD	685,103	TWD	22,074,019	Citibank, N.A.	11/18/24	(10,066)
USD	633,902	TWD	20,598,645	JPMorgan Chase Bank, N.A.	11/18/24	(14,804)
USD	1,035,958	TWD	32,565,340	Morgan Stanley International	11/18/24	10,389
CNY	3,557,238	USD	492,154	BNP Paribas S.A.	11/20/24	13,457
CNY	1,301,985	USD	179,944	Citibank, N.A.	11/20/24	5,115
USD	12,033	CNY	85,106	BNP Paribas S.A.	11/20/24	(64)
USD	667,296	CNY	4,800,000	BNP Paribas S.A.	11/20/24	(14,956)
USD	24,529	CNY	173,525	Citibank, N.A.	11/20/24	(135)
USD	20,289	CNY	143,434	Citibank, N.A.	11/20/24	(98)
USD	12,231	CNY	86,479	JPMorgan Chase Bank, N.A.	11/20/24	(61)
TRY	1,493,999	USD	39,618	Barclays Bank PLC	11/29/24	(3)
TRY	99,125	USD	2,630	Barclays Bank PLC	11/29/24	(1)
TRY	459,335	USD	12,167	Barclays Bank PLC	11/29/24	13
USD	214,656	BRL	1,200,000	Goldman Sachs Bank USA	4/02/25	6,388
USD	196,188	BRL	1,100,000	Goldman Sachs Bank USA	4/02/25	5,276
USD	90,358	BRL	500,000	Goldman Sachs Bank USA	4/02/25	3,580
USD	108,061	BRL	600,000	Goldman Sachs Bank USA	4/02/25	3,927
USD	162,167	BRL	900,000	Goldman Sachs Bank USA	4/02/25	5,965
USD	107,311	BRL	600,000	Goldman Sachs Bank USA	4/02/25	3,177
TRY	1,530,863	USD	34,444	JPMorgan Chase Bank, N.A.	5/08/25	2,292

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,367,454)
Unrealized Appreciation						7,516,005
Unrealized Depreciation						(9,883,459)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. EM Series 41		Jun 2029	ICE	(1%)	Quarterly		600,000	(5,585)	0	(5,585)

Sell Protection
5-Year CDX N.A. EM Series 40	NR	Dec 2028	ICE	1%	Quarterly		9,500,000	267,069	0	267,069
5-Year CDX N.A. EM Series 41	NR	Jun 2029	Citibank, N.A.	1%	Quarterly		1,000,000	(24,300)	24,684	384
5-Year CDX N.A. HY Series 42	NR	Jun 2029	Barclays Bank PLC	5%	Quarterly		8,000,000	653,200	(554,555)	98,645
5-Year CDX N.A. HY Series 42	NR	Jun 2029	ICE	5%	Quarterly		1,600,000	(233)	0	(233)
5-Year CDX N.A. IG Series 42	NR	Jun 2029	Bank of America, N.A.	1%	Quarterly		41,000,000	993,926	(907,514)	86,412
5-Year CDX N.A. IG Series 42	NR	Jun 2029	ICE	1%	Quarterly		9,900,000	1,035	0	1,035
5-Year iTraxx Europe Crossover Series 41	NR	Jun 2029	Citibank, N.A.	5%	Quarterly	EUR	18,000,000	1,929,123	(1,681,336)	247,787
5-Year iTraxx Europe Crossover Series 41	NR	Jun 2029	ICE	5%	Quarterly	EUR	1,000,000	(648)	0	(648)
5-Year iTraxx Europe Main Series 41	NR	Jun 2029	Bank of America, N.A.	1%	Quarterly	EUR	49,000,000	1,269,662	(1,127,160)	142,502
5-Year iTraxx Europe Main Series 41	NR	Jun 2029	ICE	1%	Quarterly	EUR	7,300,000	(1,736)	0	(1,736)
5-Year iTraxx Europe Senior Financial Index Series 41	NR	Jun 2029	Bank of America, N.A.	1%	Quarterly	EUR	4,000,000	87,899	(79,078)	8,821

TOTAL SELL PROTECTION								5,174,997	(4,324,959)	850,038
TOTAL CREDIT DEFAULT SWAPS								5,169,412	(4,324,959)	844,453

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
ASX Australian Bank Bill Short Term Rates 6 Month(4)	Quarterly	3.75%	Quarterly	LCH	Sep 2026	AUD	42,300,000	(225,168)	0	(225,168)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026		19,000,000	(179,748)	0	(179,748)
SONIA Interest Rate Benchmark(4)	Annual	4.25%	Annual	LCH	Sep 2026	GBP	4,500,000	(19,996)	0	(19,996)
6 month EURIBOR(4)	Semi-Annual	3%	Semi-Annual	LCH	Sep 2026	EUR	1,000,000	(4,982)	0	(4,982)
3.5%	Semi-Annual	Canadian Overnight Repo Rate Average(4)	Semi-Annual	LCH	Sep 2026	CAD	200,000	910	0	910
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.72%	At Maturity	CME	Jan 2027	BRL	20,200,000	(108,566)	0	(108,566)
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.19%	At Maturity	CME	Jan 2027	BRL	18,500,000	(132,682)	0	(132,682)
12.26%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	13,600,000	30,422	0	30,422
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.17%	At Maturity	CME	Jan 2027	BRL	7,000,000	(39,959)	0	(39,959)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	12.71%	At Maturity	CME	Jan 2027	BRL	6,800,000	(33,810)	0	(33,810)
12.16%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	6,500,000	11,291	0	11,291
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.08%	At Maturity	CME	Jan 2027	BRL	4,700,000	(18,991)	0	(18,991)
Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	8.63%	Monthly	CME	Nov 2027	MXN	63,400,000	47,561	0	47,561
8.45%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	54,800,000	(76,768)	0	(76,768)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.06%	Quarterly	CME	Nov 2027	ZAR	44,800,000	(63,446)	0	(63,446)
8.48%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	17,300,000	(23,586)	0	(23,586)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.29%	Annual	LCH	Nov 2027	ILS	26,400,000	231,376	0	231,376
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	9.05%	Annual	CME	Dec 2027	HUF	1,832,500,000	(955,443)	0	(955,443)
5.61%	Semi-Annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi-Annual	CME	Dec 2027	PLN	7,100,000	102,703	0	102,703
8.5%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jan 2028	HUF	1,825,400,000	765,577	0	765,577
8.65%	Semi-Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jan 2028	HUF	174,100,000	71,820	0	71,820
7.71%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	86,300,000	62,780	0	62,780
7.9%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	34,555	0	34,555
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	24,405	0	24,405
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	26,400,000	11,794	0	11,794
5.3%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Jan 2028	PLN	6,000,000	81,417	0	81,417
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jan 2028	ILS	3,700,000	22,325	0	22,325
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	10.24%	Quarterly	CME	Feb 2028	COP	12,000,000,000	(234,745)	0	(234,745)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	5.94%	Semi-Annual	CME	Feb 2028	CLP	2,185,200,000	(106,087)	0	(106,087)
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	5.22%	Annual	CME	Feb 2028	CZK	87,200,000	(374,727)	0	(374,727)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.43%	Quarterly	CME	Feb 2028	ZAR	85,300,000	(171,122)	0	(171,122)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.22%	Monthly	CME	Feb 2028	MXN	56,800,000	10,202	0	10,202
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.21%	Quarterly	CME	Feb 2028	ZAR	56,800,000	(91,963)	0	(91,963)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.14%	Monthly	CME	Feb 2028	MXN	24,000,000	(2,414)	0	(2,414)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	6.04%	Annual	CME	Feb 2028	PLN	13,500,000	(243,836)	0	(243,836)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.04%	Annual	LCH	Feb 2028	ILS	76,800,000	102,134	0	102,134
4.03%	Quarterly	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Feb 2028	ILS	66,600,000	94,807	0	94,807
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.98%	Annual	LCH	Feb 2028	ILS	9,500,000	22,655	0	22,655
9.05%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	10,329,000,000	124,332	0	124,332
8.75%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	6,718,000,000	68,066	0	68,066
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.83%	Quarterly	CME	Mar 2028	COP	6,277,100,000	(105,941)	0	(105,941)
5.38%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Mar 2028	CLP	5,416,600,000	116,996	0	116,996
5.3%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Mar 2028	CLP	2,179,800,000	39,270	0	39,270
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.49%	Semi-Annual	CME	Mar 2028	CLP	2,011,100,000	(146,692)	0	(146,692)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.39%	Semi-Annual	CME	Mar 2028	CLP	1,683,100,000	(100,409)	0	(100,409)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.38%	Semi-Annual	CME	Mar 2028	CLP	992,300,000	(67,184)	0	(67,184)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.37%	Semi-Annual	CME	Mar 2028	CLP	936,200,000	(62,943)	0	(62,943)
4.51%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Mar 2028	CZK	85,800,000	161,966	0	161,966
8.44%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2028	MXN	68,900,000	(101,182)	0	(101,182)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.12%	Quarterly	CME	Mar 2028	ZAR	23,700,000	(51,050)	0	(51,050)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	5.43%	Annual	CME	Mar 2028	PLN	3,100,000	(14,560)	0	(14,560)
3.87%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Mar 2028	ILS	7,800,000	(47,186)	0	(47,186)
3.59%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Mar 2028	ILS	5,300,000	(29,519)	0	(29,519)
8.7%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Apr 2028	COP	8,197,300,000	81,845	0	81,845
8.71%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	2,932,600,000	204,407	0	204,407
8.74%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	785,400,000	240,673	0	240,673
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	9.51%	Semi-Annual	CME	Apr 2028	HUF	757,400,000	(285,316)	0	(285,316)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	9.49%	Annual	CME	Apr 2028	HUF	611,500,000	(230,529)	0	(230,529)
8.8%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Apr 2028	HUF	414,900,000	129,380	0	129,380
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	9.5%	Annual	CME	Apr 2028	HUF	250,700,000	(94,774)	0	(94,774)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.51%	Quarterly	CME	Apr 2028	ZAR	76,200,000	(168,423)	0	(168,423)
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	5.09%	Semi-Annual	CME	Apr 2028	CZK	50,200,000	(124,224)	0	(124,224)
3.53%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Apr 2028	ILS	6,300,000	(38,624)	0	(38,624)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.8%	Semi-Annual	CME	May 2028	CLP	2,024,600,000	(99,331)	0	(99,331)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	At Maturity	9.35%	At Maturity	CME	May 2028	ZAR	129,700,000	(461,664)	0	(461,664)
4.7%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	May 2028	CZK	50,000,000	107,834	0	107,834
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.73%	Monthly	CME	May 2028	MXN	48,000,000	45,460	0	45,460
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.7%	Monthly	CME	May 2028	MXN	31,200,000	44,774	0	44,774
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.59%	Annual	LCH	May 2028	ILS	16,900,000	58,038	0	58,038
8.11%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Jun 2028	COP	14,886,400,000	72,891	0	72,891
5.16%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	6,635,800,000	137,928	0	137,928
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.62%	Semi-Annual	CME	Jun 2028	CLP	2,772,000,000	(114,345)	0	(114,345)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.7%	Semi-Annual	CME	Jun 2028	CLP	1,688,700,000	(74,996)	0	(74,996)
5.24%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	1,316,000,000	30,839	0	30,839
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.65%	Semi-Annual	CME	Jun 2028	CLP	1,071,300,000	(45,164)	0	(45,164)
5.23%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	967,400,000	22,366	0	22,366
5.29%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	953,800,000	24,547	0	24,547
9.19%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jun 2028	ZAR	86,900,000	203,452	0	203,452
4.61%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Jun 2028	CZK	71,600,000	103,107	0	103,107
5.54%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jun 2028	PLN	27,600,000	99,649	0	99,649
4.93%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jun 2028	PLN	18,600,000	56,617	0	56,617
8.21%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2028	MXN	7,700,000	(14,847)	0	(14,847)
5.28%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jul 2028	CLP	1,843,000,000	30,760	0	30,760
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.62%	Semi - annual	CME	Jul 2028	CZK	113,100,000	(231,142)	0	(231,142)
8.37%	Semi-Annual	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Semi-Annual	CME	Jul 2028	ZAR	104,100,000	202,055	0	202,055
8.41%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	84,300,000	168,885	0	168,885
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	46,400,000	83,077	0	83,077
8.33%	Quaterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	29,700,000	54,628	0	54,628
8.29%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	46,288	0	46,288
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	47,283	0	47,283
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jul 2028	ILS	12,900,000	(2,125)	0	(2,125)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.13%	Quarterly	CME	Aug 2028	COP	7,433,900,000	(57,412)	0	(57,412)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.63%	Semi-Annual	CME	Aug 2028	CLP	3,778,500,000	(156,417)	0	(156,417)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.46%	Semi-Annual	CME	Aug 2028	CLP	3,347,300,000	(111,873)	0	(111,873)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.59%	Semi-Annual	CME	Aug 2028	CLP	2,929,500,000	(116,740)	0	(116,740)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.54%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(95,773)	0	(95,773)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.55%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(96,880)	0	(96,880)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.53%	Semi-Annual	CME	Aug 2028	CLP	1,578,900,000	(58,776)	0	(58,776)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.49%	Semi-Annual	CME	Aug 2028	CLP	1,468,400,000	(51,904)	0	(51,904)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.35%	Annual	CME	Aug 2028	CZK	113,200,000	(255,967)	0	(255,967)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.55%	Quarterly	CME	Aug 2028	ZAR	75,100,000	(168,112)	0	(168,112)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.22%	Quarterly	CME	Aug 2028	ZAR	66,200,000	(192,964)	0	(192,964)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.77%	Monthly	CME	Aug 2028	MXN	63,900,000	58,654	0	58,654
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.7%	Quarterly	CME	Aug 2028	ZAR	63,200,000	(159,137)	0	(159,137)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.63%	Quarterly	CME	Aug 2028	ZAR	63,100,000	(149,864)	0	(149,864)
8.22%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Aug 2028	ZAR	60,200,000	98,334	0	98,334
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.89%	Monthly	CME	Aug 2028	MXN	26,600,000	11,478	0	11,478
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.84%	Semi - annual	CME	Aug 2028	PLN	1,800,000	(5,609)	0	(5,609)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.96%	Quarterly	CME	Sep 2028	COP	8,428,900,000	(79,533)	0	(79,533)
5.75%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Sep 2028	CLP	4,763,400,000	131,743	0	131,743
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	9.09%	Quarterly	CME	Sep 2028	ZAR	83,300,000	(224,680)	0	(224,680)
9.89%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Sep 2028	MXN	51,600,000	67,041	0	67,041
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.37%	Quarterly	CME	Oct 2028	COP	27,630,000,000	(464,837)	0	(464,837)
9.22%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Oct 2028	COP	15,865,400,000	173,319	0	173,319
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.65%	Quarterly	CME	Oct 2028	COP	12,050,000,000	(231,603)	0	(231,603)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.19%	Quarterly	CME	Oct 2028	COP	8,320,000,000	(128,151)	0	(128,151)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.26%	Quarterly	CME	Oct 2028	COP	2,980,000,000	(47,610)	0	(47,610)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	7.74%	Semi - annual	CME	Oct 2028	HUF	1,451,000,000	(472,080)	0	(472,080)
7.77%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Oct 2028	HUF	1,190,500,000	238,073	0	238,073
4.73%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Oct 2028	CZK	220,700,000	492,815	0	492,815
GPW Benchmark WIBOR PLN 6M Rate(4)	Semi - annual	4.74%	Semi - annual	CME	Oct 2028	PLN	6,100,000	(24,525)	0	(24,525)
3.92%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Oct 2028	ILS	18,400,000	(59,609)	0	(59,609)
3.77%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Oct 2028	ILS	7,000,000	(31,912)	0	(31,912)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.46%	Annual	LCH	Oct 2028	ILS	4,300,000	(8,086)	0	(8,086)
8.07%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	13,692,000,000	81,407	0	81,407
8.34%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	7,604,900,000	62,232	0	62,232
8.19%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	6,317,200,000	44,489	0	44,489
8.13%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	5,156,900,000	33,044	0	33,044
5.48%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Nov 2028	CLP	2,748,000,000	95,842	0	95,842
5.54%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Nov 2028	CLP	1,049,000,000	39,684	0	39,684
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	4.19%	Annual	CME	Nov 2028	CZK	168,600,000	(417,393)	0	(417,393)
8.35%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	133,700,000	214,649	0	214,649
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.25%	Quarterly	CME	Nov 2028	ZAR	110,200,000	(279,116)	0	(279,116)
8.36%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	73,600,000	139,073	0	139,073
8.36%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	72,400,000	136,101	0	136,101
9.24%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2028	MXN	60,900,000	25,811	0	25,811
3.46%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	12,600,000	(99,170)	0	(99,170)
3.44%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	12,100,000	(97,778)	0	(97,778)
3.52%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	11,700,000	(85,442)	0	(85,442)
7.9%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Dec 2028	COP	9,132,300,000	29,278	0	29,278
5.01%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Dec 2028	CLP	4,796,800,000	68,829	0	68,829
4.9%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Dec 2028	CLP	4,651,400,000	42,452	0	42,452
4.65%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Dec 2028	CLP	2,802,900,000	(14,764)	0	(14,764)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	6.07%	Annual	CME	Dec 2028	HUF	1,037,500,000	(112,940)	0	(112,940)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	4.26%	Annual	CME	Dec 2028	PLN	29,200,000	(254,019)	0	(254,019)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.53%	Quarterly	CME	Jan 2029	COP	833,600,000	(9,392)	0	(9,392)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.69%	At Maturity	CME	Jan 2029	BRL	55,000,000	337,743	0	337,743
11.08%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	50,700,000	(251,389)	0	(251,389)
10.9%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	29,200,000	(142,560)	0	(142,560)
12.06%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	28,700,000	44,738	0	44,738
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.96%	At Maturity	CME	Jan 2029	BRL	26,100,000	120,255	0	120,255
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	9.87%	At Maturity	CME	Jan 2029	BRL	25,900,000	183,091	0	183,091
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.1%	At Maturity	CME	Jan 2029	BRL	20,300,000	198,803	0	198,803
11.84%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	18,600,000	2,356	0	2,356
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.48%	At Maturity	CME	Jan 2029	BRL	17,400,000	149,359	0	149,359
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.23%	At Maturity	CME	Jan 2029	BRL	17,100,000	153,753	0	153,753
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.77%	At Maturity	CME	Jan 2029	BRL	16,700,000	102,139	0	102,139
11.31%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	16,300,000	(52,649)	0	(52,649)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	11.03%	At Maturity	CME	Jan 2029	BRL	15,600,000	69,466	0	69,466
8.13%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2029	ZAR	15,300,000	25,570	0	25,570
11.55%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	14,100,000	(25,325)	0	(25,325)
10.53%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	13,600,000	(103,229)	0	(103,229)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.55%	At Maturity	CME	Jan 2029	BRL	13,300,000	101,190	0	101,190
11.66%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	12,100,000	(7,097)	0	(7,097)
11.11%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	11,800,000	(53,280)	0	(53,280)
12.05%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	10,400,000	6,962	0	6,962
10.21%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	8,502,000	(77,888)	0	(77,888)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.25%	At Maturity	CME	Jan 2029	BRL	7,900,000	75,436	0	75,436
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.29%	At Maturity	CME	Jan 2029	BRL	7,800,000	60,822	0	60,822
12.75%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	47,327	0	47,327
12.56%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	36,267	0	36,267
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.04%	At Maturity	CME	Jan 2029	BRL	6,600,000	68,114	0	68,114
11.94%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	5,300,000	4,259	0	4,259
11.72%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	4,300,000	(7,826)	0	(7,826)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.7%	Annual	LCH	Jan 2029	ILS	20,000,000	113,872	0	113,872
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.68%	Annual	LCH	Jan 2029	ILS	13,800,000	81,713	0	81,713
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.74%	At Maturity	LCH	Jan 2029	ILS	8,200,000	43,423	0	43,423
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	4.81%	Semi-Annual	CME	Feb 2029	CLP	5,190,500,000	(29,689)	0	(29,689)
4.44%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Feb 2029	CLP	3,071,000,000	(31,966)	0	(31,966)
4.52%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Feb 2029	CLP	1,798,000,000	(12,397)	0	(12,397)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	4.85%	Annual	CME	Feb 2029	PLN	14,700,000	(130,515)	0	(130,515)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	4.87%	Annual	CME	Feb 2029	PLN	14,700,000	(132,516)	0	(132,516)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	4.89%	Annual	CME	Feb 2029	PLN	10,400,000	(96,632)	0	(96,632)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.52%	Quarterly	CME	Mar 2029	COP	10,983,300,000	7,842	0	7,842
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	4.97%	Semi-Annual	CME	Mar 2029	CLP	8,817,300,000	(42,155)	0	(42,155)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	4.97%	Semi-Annual	CME	Mar 2029	CLP	5,345,000,000	(38,586)	0	(38,586)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5%	Semi-Annual	CME	Mar 2029	CLP	1,709,200,000	(11,533)	0	(11,533)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	4.98%	Annual	CME	Mar 2029	PLN	24,200,000	(77,346)	0	(77,346)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	4.83%	Annual	CME	Mar 2029	PLN	22,400,000	(29,868)	0	(29,868)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.92%	Annual	LCH	Mar 2029	ILS	19,100,000	67,804	0	67,804
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.93%	Annual	LCH	Mar 2029	ILS	9,600,000	33,017	0	33,017
Colombia IBR Overnight Interbank Reference Rate(4)	Semi-Annual	8.44%	Semi-Annual	CME	Apr 2029	COP	9,530,800,000	(92,081)	0	(92,081)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.45%	Quarterly	CME	Apr 2029	COP	7,334,200,000	(72,628)	0	(72,628)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.89%	Quarterly	CME	Apr 2029	COP	6,562,100,000	(24,802)	0	(24,802)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.57%	Quarterly	CME	Apr 2029	COP	6,493,300,000	(72,130)	0	(72,130)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.08%	Quarterly	CME	Apr 2029	COP	5,480,900,000	(32,653)	0	(32,653)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.95%	Quarterly	CME	Apr 2029	COP	4,464,700,000	(19,614)	0	(19,614)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.15%	Quarterly	CME	Apr 2029	COP	4,394,900,000	(29,380)	0	(29,380)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	5.16%	Semi-Annual	CME	Apr 2029	CLP	3,518,200,000	(59,142)	0	(59,142)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.93%	Quarterly	CME	Apr 2029	COP	3,348,500,000	(14,260)	0	(14,260)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.12%	Quarterly	CME	Apr 2029	COP	2,604,400,000	(16,482)	0	(16,482)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	7%	Annual	CME	Apr 2029	HUF	1,098,000,000	(86,146)	0	(86,146)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	6.59%	Annual	CME	Apr 2029	HUF	876,700,000	(78,648)	0	(78,648)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	6.56%	Annual	CME	Apr 2029	HUF	851,500,000	(74,180)	0	(74,180)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	6.55%	Annual	CME	Apr 2029	HUF	626,000,000	(53,175)	0	(53,175)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	6.8%	Semi-Annual	CME	Apr 2029	HUF	527,500,000	(61,595)	0	(61,595)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	6.83%	Annual	CME	Apr 2029	HUF	520,600,000	(62,645)	0	(62,645)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	6.53%	Annual	CME	Apr 2029	HUF	510,300,000	(42,278)	0	(42,278)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	7.1%	Annual	CME	Apr 2029	HUF	475,200,000	(72,026)	0	(72,026)
8.82%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Apr 2029	ZAR	62,000,000	105,139	0	105,139
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.67%	Quarterly	CME	Apr 2029	ZAR	52,300,000	(130,463)	0	(130,463)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.65%	Quarterly	CME	Apr 2029	ZAR	52,000,000	(126,928)	0	(126,928)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.88%	Quarterly	CME	Apr 2029	ZAR	46,600,000	(137,024)	0	(137,024)
4.25%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Apr 2029	CZK	45,300,000	14,251	0	14,251
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.65%	Quarterly	CME	Apr 2029	ZAR	37,500,000	(91,841)	0	(91,841)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.65%	Quarterly	CME	Apr 2029	ZAR	26,200,000	(64,233)	0	(64,233)
5.27%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Apr 2029	PLN	8,300,000	54,609	0	54,609
5.36%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Apr 2029	PLN	5,700,000	43,705	0	43,705
4.43%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Apr 2029	ILS	11,400,000	22,662	0	22,662
4.52%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Apr 2029	ILS	3,300,000	9,633	0	9,633
7.91%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	May 2029	COP	9,013,400,000	46,244	0	46,244
8.04%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	May 2029	COP	4,574,000,000	29,240	0	29,240
4.96%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	May 2029	CLP	3,595,600,000	31,042	0	31,042
6.27%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	May 2029	HUF	894,500,000	53,439	0	53,439
6.25%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	May 2029	HUF	512,800,000	29,076	0	29,076
8.46%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	May 2029	ZAR	120,900,000	241,458	0	241,458
8.51%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	May 2029	ZAR	91,200,000	192,554	0	192,554
8.53%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	May 2029	ZAR	60,600,000	130,740	0	130,740
5.06%	Annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi-Annual	CME	May 2029	PLN	20,700,000	96,178	0	96,178
5.05%	Annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi-Annual	CME	May 2029	PLN	6,100,000	16,767	0	16,767
4.36%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	May 2029	ILS	25,000,000	30,282	0	30,282
4.37%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	May 2029	ILS	23,700,000	4,889	0	4,889
5.27%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2029	CLP	1,876,600,000	(3,971)	0	(3,971)
4.87%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Jun 2029	CLP	1,249,600,000	6,934	0	6,934
8.28%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jun 2029	ZAR	62,000,000	98,399	0	98,399
10.02%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2029	MXN	11,100,000	22,180	0	22,180
9.89%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2029	MXN	10,800,000	18,392	0	18,392
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	5.28%	Semi-Annual	CME	Jul 2029	CLP	3,663,800,000	(94,747)	0	(94,747)
5.84%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jul 2029	HUF	1,145,100,000	19,909	0	19,909
5.82%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jul 2029	HUF	803,900,000	12,702	0	12,702
5.7%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jul 2029	HUF	606,100,000	(173)	0	(173)
5.83%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jul 2029	HUF	605,500,000	8,750	0	8,750
5.79%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jul 2029	HUF	605,500,000	6,228	0	6,228
5.85%	Semi-Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jul 2029	HUF	537,300,000	9,878	0	9,878
5.72%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jul 2029	HUF	408,700,000	960	0	960
3.48%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Jul 2029	CZK	109,000,000	(5,046)	0	(5,046)
7.06%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	12,497,100,000	(44,555)	0	(44,555)
7.37%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	7,116,300,000	(3,878)	0	(3,878)
7.36%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	7,046,500,000	(4,416)	0	(4,416)
4.84%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Aug 2029	CLP	4,693,700,000	26,787	0	26,787
7.4%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	4,681,400,000	(1,081)	0	(1,081)
7.34%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	4,651,200,000	(4,066)	0	(4,066)
7.44%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	4,283,900,000	724	0	724
7.73%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	3,212,800,000	(4,621)	0	(4,621)
4.8%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Aug 2029	CLP	2,797,700,000	10,350	0	10,350
4.76%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Aug 2029	CLP	2,436,300,000	4,461	0	4,461
7.34%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	2,325,600,000	(1,918)	0	(1,918)
4.8%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Aug 2029	CLP	1,630,800,000	6,082	0	6,082
5.55%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Aug 2029	HUF	1,008,500,000	(14,214)	0	(14,214)
4.74%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Aug 2029	CLP	986,400,000	847	0	847
4.92%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Aug 2029	CLP	938,800,000	8,962	0	8,962
8.88%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Aug 2029	MXN	39,400,000	(16,360)	0	(16,360)
4.31%	Semi-Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Aug 2029	PLN	17,300,000	(48,791)	0	(48,791)
4.27%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Aug 2029	PLN	10,400,000	(34,663)	0	(34,663)
4.28%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Aug 2029	PLN	10,400,000	(33,227)	0	(33,227)
4.65%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Aug 2029	PLN	10,000,000	(12,815)	0	(12,815)
3.5%	Quarterly	Klibor Interbank Offered Rate(4)	Quarterly	BNP Paribas S.A.	Sep 2029	MYR	61,748,000	45,966	112,222	158,188
3.7%	Monthly	Klibor Interbank Offered Rate(4)	Monthly	BNP Paribas S.A.	Sep 2029	MYR	17,000,000	49,254	(5,588)	43,666
3.7%	Quarterly	Klibor Interbank Offered Rate(4)	Quarterly	Bank of America, N.A.	Sep 2029	MYR	29,000,000	84,021	1,331	85,352
Thailand Overnight Repo Rate ON(4)	Quarterly	2.5%	Quarterly	CME	Sep 2029	THB	479,700,000	(320,647)	0	(320,647)
Klibor Interbank Offered Rate(4)	Quarterly	3.5%	Quarterly	Goldman Sachs Intl.	Sep 2029	MYR	47,600,000	(35,434)	(167,666)	(203,100)
Klibor Interbank Offered Rate(4)	Quarterly	3.75%	Quarterly	Goldman Sachs Intl.	Sep 2029	MYR	45,400,000	(155,971)	(21,562)	(177,533)
3.5%	Quarterly	Klibor Interbank Offered Rate(4)	Quarterly	Goldman Sachs Intl.	Sep 2029	MYR	26,852,000	19,989	52,204	72,193
3.5%	Quarterly	Korea Federation of Banks (KORIBOR) 3 Month Rate(4)	Quarterly	LCH	Sep 2029	KRW	10,628,100,000	88,107	0	88,107
3.25%	Quarterly	South Korean Won 3 Month Certificate of Deposit Rates(4)	Quarterly	LCH	Sep 2029	KRW	4,905,300,000	44,300	0	44,300
2.25%	Quarterly	Thailand Overnight Repo Rate ON(4)	Quarterly	LCH	Sep 2029	THB	881,900,000	282,409	0	282,409
6.25%	Semi-Annual	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi-Annual	LCH	Sep 2029	INR	726,000,000	72,537	0	72,537
Taiwan Interbank Money Center TAIBOR Fixing Rates 3 Month Index(4)	Quarterly	1.5%	Quarterly	LCH	Sep 2029	TWD	285,900,000	14,291	0	14,291
6.5%	Semi-Annual	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi-Annual	LCH	Sep 2029	INR	203,380,000	18,696	0	18,696
2.25%	Quarterly	CFETS China Fixing Repo Rates 7 Day(4)	Quarterly	LCH	Sep 2029	CNY	103,900,000	201,362	0	201,362
3.75%	Quarterly	HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	LCH	Sep 2029	HKD	71,400,000	325,016	0	325,016
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	3.5%	Quarterly	LCH	Sep 2029	HKD	43,200,000	(112,491)	0	(112,491)
2.75%	Semi-Annual	Singapore Domestic Interbank O/N Index(4)	Semi-Annual	LCH	Sep 2029	SGD	10,200,000	209,293	0	209,293
3%	Semi-Annual	Canadian Overnight Repo Rate Average(4)	Semi-Annual	LCH	Sep 2029	CAD	9,500,000	78,622	0	78,622
3.5%	Semi-Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Semi-Annual	LCH	Sep 2029	SGD	6,400,000	117,078	0	117,078
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2029		2,600,000	9,896	0	9,896
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	3.34%	Annual	CME	Jan 2032	CZK	35,700,000	(210,256)	0	(210,256)
8.25%	Monthly	Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	CME	Dec 2032	MXN	23,000,000	(64,572)	0	(64,572)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.76%	Monthly	CME	Feb 2033	MXN	32,200,000	6,448	0	6,448
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.8%	Monthly	CME	Feb 2033	MXN	31,700,000	30,701	0	30,701
4.22%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Mar 2033	CZK	49,700,000	123,356	0	123,356
8.37%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2033	MXN	37,900,000	(97,241)	0	(97,241)
8.28%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2033	MXN	16,300,000	(46,118)	0	(46,118)
2.5%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	Mar 2033		3,800,000	25,495	0	25,495
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.42%	Annual	CME	Jun 2033	CZK	83,500,000	(247,313)	0	(247,313)
4.46%	Annual	Prague Interbank Offered Rate 6-month(4)	Annual	CME	Jun 2033	CZK	34,700,000	48,770	0	48,770
8.06%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2033	MXN	13,300,000	(57,147)	0	(57,147)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.53%	At Maturity	LCH	Jun 2033		900,000	(10,959)	0	(10,959)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.5%	Monthly	CME	Jul 2033	MXN	67,200,000	124,100	0	124,100
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.65%	Monthly	CME	Jul 2033	MXN	34,800,000	59,662	0	59,662
US CPI Urban Consumer NSA Index(4)	At Maturity	2.6%	At Maturity	LCH	Jul 2033		2,900,000	(40,399)	0	(40,399)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.99%	Monthly	CME	Aug 2033	MXN	29,300,000	25,849	0	25,849
9.77%	Semi-Annual	Mexico Interbank TIIE 28 Day Rate(4)	Semi-Annual	CME	Sep 2033	MXN	36,700,000	66,557	0	66,557
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.64%	Semi - annual	CME	Oct 2033	CZK	53,600,000	(212,021)	0	(212,021)
9.14%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Oct 2033	MXN	23,800,000	2,222	0	2,222
4.28%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Nov 2033	CZK	78,000,000	238,408	0	238,408
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	4.02%	Annual	CME	Nov 2033	CZK	4,200,000	(12,842)	0	(12,842)
8.54%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Dec 2033	MXN	39,900,000	(86,662)	0	(86,662)
8.47%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Dec 2033	MXN	10,000,000	(24,711)	0	(24,711)
Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	8.78%	Monthly	CME	Mar 2034	MXN	26,400,000	35,129	0	35,129
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.96%	Monthly	CME	Mar 2034	MXN	25,200,000	14,836	0	14,836
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	4.06%	Annual	CME	Apr 2034	CZK	48,100,000	(75,771)	0	(75,771)
4.29%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Apr 2034	CZK	28,700,000	17,253	0	17,253
2.6%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	Apr 2034		3,500,000	23,312	0	23,312
9.98%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2034	MXN	10,100,000	32,950	0	32,950
10.18%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2034	MXN	3,800,000	15,153	0	15,153
3.55%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Jul 2034	CZK	61,600,000	(2,705)	0	(2,705)
8.83%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Aug 2034	MXN	35,900,000	(33,801)	0	(33,801)
1%	Annual	Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	LCH	Sep 2034	JPY	1,446,800,000	60,358	0	60,358
3.25%	Semi-Annual	Canadian Overnight Repo Rate Average(4)	Semi-Annual	LCH	Sep 2034	CAD	26,600,000	358,196	0	358,196
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034		21,500,000	611,467	0	611,467
2.75%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Sep 2034	EUR	16,900,000	145,807	0	145,807
3.75%	Annual	SONIA Interest Rate Benchmark(4)	Annual	LCH	Sep 2034	GBP	10,900,000	206,604	0	206,604
4.5%	Semi-Annual	ASX Australian Bank Bill Short Term Rates 6 Month(4)	Semi-Annual	LCH	Sep 2034	AUD	9,100,000	228,445	0	228,445
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	1.5%	Annual	LCH	Sep 2054	JPY	62,200,000	(2,447)	0	(2,447)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2054		8,000,000	(361,602)	0	(361,602)
6 month EURIBOR(4)	Semi-Annual	2.5%	Annual	LCH	Sep 2054	EUR	3,800,000	(32,274)	0	(32,274)
SONIA Interest Rate Benchmark(4)	Annual	3.75%	Annual	LCH	Sep 2054	GBP	1,000,000	6,033	0	6,033
3%	Semi-Annual	Canadian Overnight Repo Rate Average(4)	Semi-Annual	LCH	Sep 2054	CAD	200,000	7,978	0	7,978
Canadian Overnight Repo Rate Average(4)	Semi-Annual	3%	Semi-Annual	LCH	Sep 2054	CAD	200,000	(180,531)	0	(180,531)
TOTAL INTEREST RATE SWAPS								(1,715,339)	(29,059)	(1,744,398)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pays
KOSPI 200 Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Sep 2024	1,000,000	KRW	362,800,000	(9,196)	0	(9,196)
Receives
SET50 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Sep 2024	20,400	THB	17,503,955	(2,841)	(288)	(3,129)
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Oct 2024	55	BRL	7,500,460	17,888	0	17,888
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Oct 2024	30	BRL	4,148,160	(357)	0	(357)
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Oct 2024	23	BRL	3,195,173	(2,920)	(170)	(3,090)
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Oct 2024	21	BRL	2,828,532	13,090	0	13,090
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Oct 2024	12	BRL	1,624,980	5,940	0	5,940
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Oct 2024	11	BRL	1,524,578	(767)	0	(767)
TOTAL RETURN SWAPS										20,837	0	20,379

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,091,239 or 1.0% of net assets.

(e)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,314,720.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated Fund
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	The rate quoted is the annualized seven-day yield of the fund at period end.
(j)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(k)	Includes $15,400,131 of cash collateral to cover margin requirements for futures contracts.
(l)	Includes $5,757,000 of cash collateral to cover margin requirements for centrally cleared swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,764,215	578,662	1,582,198	56,830	-	-	3,760,679	0.0%
Total	4,764,215	578,662	1,582,198	56,830	-	-	3,760,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	112,099,976	249,648,256	195,726,426	1,329,226	-	-	166,021,806
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	122,133,571	-	-	-	-	(374,642)	121,758,929
Fidelity SAI Alternative Risk Premia Strategy Fund	39,495,555	-	-	-	-	(2,143,478)	37,352,077
Fidelity SAI Convertible Arbitrage Fund	232,097,672	-	-	-	-	7,879,212	239,976,884
	505,826,774	249,648,256	195,726,426	1,329,226	-	5,361,092	565,109,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations and Certificates of Deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Collateralized Mortgage Obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

The Fund used futures contracts to manage its exposure to the certain foreign currencies.
Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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